UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10543

Name of Fund:  BlackRock Core Bond Trust (BHK)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Core Bond Trust,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 05/31/2017

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2017 (Unaudited)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities — 11.1%
AIMCO CLO, Series 2014-AA, Class DR, 4.33%, 7/20/26 (a)(b)(c)	USD	795	$795,000
ALM VI Ltd., Series 2012-6A, Class B2R, 3.96%, 7/15/26 (b)(c)		1,000	1,000,714
Anchorage Capital CLO Ltd. (a)(b)(c):
Series 2014-4A, Class CR, 4.57%, 7/28/26		1,975	1,975,000
Series 2016-9A, Class D, 4.95%, 1/15/29		650	654,225
Apidos CLO XIX, Series 2014-19A, Class DR, 4.56%, 10/17/26 (b)(c)		1,000	1,001,080
Ares XXVIII CLO Ltd., Series 2013-3A, Class DR, 4.41%, 10/17/24 (b)(c)		1,000	1,003,017
Ares XXXII CLO Ltd., Series 2014-32A, Class CR, 4.63%, 11/15/25 (b)(c)		1,250	1,250,139
Atlas Senior Loan Fund Ltd., 4.92%, 11/30/28 (a)(b)(c)		1,250	1,256,250
Babson CLO Ltd., Series 2013-IA, Class D, 4.66%, 4/20/25 (b)(c)		1,500	1,503,120
Ballyrock CLO LLC, Series 2014-1A, Class CR, 4.81%, 10/20/26 (a)(b)(c)		1,970	1,969,961
Battalion CLO VII Ltd., Series 2014-7A, Class C, 5.06%, 10/17/26 (b)(c)		1,000	998,956
BlueMountain CLO Ltd., Series 2014-3A, Class CR, 4.36%, 10/15/26 (b)(c)		1,000	998,976
Bowman Park CLO Ltd., Series 2014-1A, Class D2R, 4.54%, 11/23/25 (a)(b)(c)		3,000	3,000,000
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3, 3.03%, 10/15/25		2,210	2,290,290
CIFC Funding Ltd. (b)(c):
Series 2012-3A, Class B1R, 5.04%, 1/29/25		2,500	2,511,337
Series 2013-IA, Class B, 3.97%, 4/16/25		1,000	1,000,348
Series 2014-4A, Class D, 4.56%, 10/17/26		2,000	2,010,606
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV2, 1.17%, 1/25/37 (b)		265	257,497
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (c)		3,864	3,906,705
Dryden Senior Loan Fund (b)(c):
Series 2014-31A, Class DR, 4.51%, 4/18/26		1,250	1,256,914

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (continued)
Dryden Senior Loan Fund (b)(c) (continued):
Series 2014-34A, Class CR, 3.31%, 10/15/26 (a)	USD	1,000	$1,000,000
Series 2015-41A, Class A, 2.66%, 1/15/28		2,550	2,560,386
Galaxy XIV CLO Ltd., Series 2012-14A, Class DR, 5.48%, 11/15/26 (b)(c)		1,000	1,004,002
Galaxy XV CLO Ltd., Series 2013-15A, Class C, 3.76%, 4/15/25 (b)(c)		1,000	1,000,462
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 4.67%, 10/29/26 (b)		1,000	1,001,718
Highbridge Loan Management Ltd., Series 5A-2015, Class C1, 4.37%, 1/29/26 (b)(c)		4,000	4,000,675
Limerock CLO III LLC, Series 2014-3A, Class C, 4.76%, 10/20/26 (b)(c)		3,750	3,749,238
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, 3.37%, 1/27/26 (b)(c)		1,800	1,803,005
Nelnet Student Loan Trust, Series 2006-1, Class A5, 1.30%, 8/23/27 (b)		735	732,309
Neuberger Berman CLO XV, Series 2013-15A, Class D, 4.41%, 10/15/25 (b)(c)		1,000	997,461
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class CR, 5.43%, 11/14/27 (b)(c)		2,250	2,268,142
Oaktree EIF II Ltd., Series 2015-B1A, Class C, 4.28%, 2/15/26 (b)(c)		1,000	1,000,981
OCP CLO Ltd., Series 2012-2A, Class DR, 5.64%, 11/22/25 (b)(c)		1,000	1,006,266
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.83%, 11/14/26 (b)(c)		2,000	2,010,776
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class C1, 4.40%, 11/25/25 (b)(c)		2,000	1,999,992
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 4.32%, 7/18/25 (c)		5,000	5,006,724
OZLM Funding III Ltd., Series 2013-3A, Class BR, 4.15%, 1/22/29 (b)(c)		1,500	1,520,242
OZLM VII Ltd., Series 2014-7A, Class CR, 4.66%, 7/17/26 (b)(c)		950	954,780

BLACKROCK CORE BOND TRUST	MAY 31, 2017	1

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
OZLM VIII Ltd., Series 2014-8A, Class CR, 4.66%, 10/17/26 (a)(b)(c)	USD	1,750	$1,750,000
Regatta V Funding Ltd., Series 2014-1A, Class C, 4.61%, 10/25/26 (b)(c)		2,000	1,999,483
Rockford Tower CLO Ltd., Series 2017-1A, Class D, 4.62%, 4/15/29 (a)(b)(c)		750	725,775
SLM Private Education Loan Trust (c):
Series 2012-A, Class A2, 3.83%, 1/17/45		622	634,364
Series 2014-A, Class B, 3.50%, 11/15/44		500	509,310
SMB Private Education Loan Trust, Series 2015-C, Class C, 4.50%, 9/17/46 (c)		5,900	6,021,275
Sound Point CLO IV Ltd., Series 2013-3A, Class DR, 4.56%, 1/21/26 (a)(b)(c)		700	700,000
Sound Point CLO VII Ltd., Series 2014-3A, Class D, 4.75%, 1/23/27 (b)(c)		1,250	1,251,470
Sound Point CLO XIV Ltd., Series 2016-3A, Class D, 5.00%, 1/23/29 (b)(c)		1,550	1,565,873
Stewart Park CLO Ltd., Series 2015-1A, Class D, 4.61%, 4/15/26 (a)(b)(c)		1,000	1,001,020
Structured Asset Securities Corp., Series 2002-AL1, Class A2, 3.45%, 2/25/32		698	695,504
THL Credit Wind River CLO Ltd., Series 2014-3A, Class DR, 4.47%, 1/22/27 (a)(b)(c)(d)		1,000	1,000,000
Voya CLO Ltd. (b)(c):
Series 2012-2A, Class CR, 4.11%, 10/15/22		1,500	1,500,486
Series 2016-3A, Class D, 8.01%, 10/18/27		615	624,836
World Financial Network Credit Card Master Trust, Series 2012-C, Class C, 4.55%, 8/15/22		2,360	2,420,807
York CLO-4 Ltd., Series 2016-2A, Class D, 5.26%, 1/20/30 (b)(c)		1,500	1,513,879

			88,171,376
Interest Only Asset-Backed Securities — 0.1%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (a)(c)		2,836	193,177

Asset-Backed Securities		Par (000)	Value
Interest Only Asset-Backed Securities (continued)
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29 (a)(c)	USD	7,264	$498,609

			691,786
Total Asset-Backed Securities — 11.2%			88,863,162

Corporate Bonds
Aerospace & Defense — 1.0%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (c)		670	678,375
Bombardier, Inc. (c):
8.75%, 12/01/21		596	663,050
6.00%, 10/15/22		188	188,118
6.13%, 1/15/23		107	107,334
7.50%, 3/15/25		314	324,827
Eaton Corp., 4.15%, 11/02/42		500	507,085
EnPro Industries, Inc., 5.88%, 9/15/22 (c)		74	77,330
KLX, Inc., 5.88%, 12/01/22 (c)		491	518,044
Koppers, Inc., 6.00%, 2/15/25 (c)		151	158,550
Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19		60	61,350
Lockheed Martin Corp., 4.70%, 5/15/46		1,250	1,394,713
Moog, Inc., 5.25%, 12/01/22 (c)		180	187,650
TransDigm, Inc.:
5.50%, 10/15/20		211	216,207
6.00%, 7/15/22		645	668,301
6.50%, 7/15/24		216	224,640
6.50%, 5/15/25 (c)		107	110,745
6.38%, 6/15/26		26	26,650
United Technologies Corp., 6.13%, 7/15/38		1,450	1,893,796

			8,006,765
Air Freight & Logistics — 0.3%
FedEx Corp., 4.75%, 11/15/45		1,250	1,330,706
XPO Logistics, Inc.:
5.75%, 6/15/21	EUR	100	118,386
6.50%, 6/15/22 (c)	USD	535	568,010

			2,017,102
Airlines — 2.2%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 9/15/24 (c)		1,786	1,776,333
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 7/15/24 (e)		3,586	3,832,434

2	BLACKROCK CORE BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds	Par (000)		Value
Airlines (continued)
American Airlines Pass-Through Trust (continued):
Series 2015-2, Class A, 4.00%, 3/22/29	USD	1,429	$1,463,726
Series 2015-2, Class AA, 3.60%, 3/22/29		1,429	1,460,461
Series 2017-1, Class B, 4.95%, 8/15/26		1,925	1,975,435
Continental Airlines Pass-Through Trust:
Series 2010-1, Class B, 6.00%, 7/12/20		401	411,082
Series 2012-3, Class C, 6.13%, 4/29/18		150	154,500
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 2/15/27		3,509	3,715,111
Series 2014-2, Class B, 4.63%, 3/03/24		2,358	2,417,435

			17,206,517
Auto Components — 0.3%
Allison Transmission, Inc., 5.00%, 10/01/24 (c)		19	19,380
Delphi Automotive PLC, 4.40%, 10/01/46		465	456,708
Faurecia, 3.63%, 6/15/23	EUR	100	118,860
Federal-Mogul Holdings LLC, 4.88%, 4/15/24 (b)		100	112,683
FTE Verwaltungs GmbH, 9.00%, 7/15/20		100	117,473
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19	USD	367	371,404
6.25%, 2/01/22		80	83,300
6.75%, 2/01/24		252	263,340
IHO Verwaltungs GmbH (f):
(2.75% Cash or 3.50% PIK), 2.75%, 9/15/21	EUR	100	116,267
(3.25% Cash or 4.00% PIK), 3.25%, 9/15/23		100	118,103
(4.13% Cash or 4.88% PIK), 4.13%, 9/15/21 (c)	USD	200	204,250
ZF North America Capital, Inc., 4.75%, 4/29/25 (c)		150	157,875

			2,139,643
Automobiles — 0.9%
Ford Motor Co., 4.75%, 1/15/43 (e)		4,255	4,008,784
General Motors Co., 6.25%, 10/02/43 (e)		2,506	2,747,045

			6,755,829

Corporate Bonds		Par (000)	Value
Banks — 1.7%
Allied Irish Banks PLC, 4.13%, 11/26/25 (b)	EUR	100	$120,063
Banco Popolare, 2.75%, 7/27/20		100	116,149
Bankia SA, 4.00%, 5/22/24 (b)		100	116,828
Barclays PLC, 3.65%, 3/16/25	USD	4,320	4,309,520
BPE Financiaciones SA, 2.00%, 2/03/20	EUR	100	105,485
CaixaBank SA, 3.50%, 2/15/27 (b)		100	117,647
CIT Group, Inc.:
5.50%, 2/15/19 (c)	USD	69	72,795
5.38%, 5/15/20		410	440,750
5.00%, 8/01/23		395	426,106
Cooperatieve Rabobank UA, 3.95%, 11/09/22		1,500	1,569,260
HSBC Holdings PLC, 6.10%, 1/14/42		610	790,573
Santander Holdings USA, Inc., 4.50%, 7/17/25		2,000	2,065,676
Santander UK Group Holdings PLC, 2.88%, 8/05/21		1,250	1,254,308
Wells Fargo & Co., 3.90%, 5/01/45		2,250	2,228,566

			13,733,726
Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/01/46 (e)		4,600	5,072,912
BWAY Holding Co., 5.50%, 4/15/24 (c)		252	257,670
Horizon Holdings I SASU, 7.25%, 8/01/23	EUR	100	121,286
Silgan Holdings, Inc., 3.25%, 3/15/25		100	114,997

			5,566,865
Biotechnology — 0.4%
Amgen, Inc., 4.40%, 5/01/45	USD	2,250	2,275,558
Gilead Sciences, Inc., 4.80%, 4/01/44		1,000	1,065,160
Senvion Holding GmbH, 3.88%, 10/25/22	EUR	100	113,796

			3,454,514
Building Materials — 0.0%
Titan Global Finance PLC, 3.50%, 6/17/21		100	118,464
Building Products — 0.2%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23 (c)	USD	127	134,620
Building Materials Corp. of America (c):
5.38%, 11/15/24		29	30,486

BLACKROCK CORE BOND TRUST	MAY 31, 2017	3

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds	Par (000)		Value
Building Products (continued)
Building Materials Corp. of America (c) (continued):
6.00%, 10/15/25	USD	200	$216,000
CPG Merger Sub LLC, 8.00%, 10/01/21 (c)		350	365,750
Masonite International Corp., 5.63%, 3/15/23 (c)		200	210,000
Ply Gem Industries, Inc., 6.50%, 2/01/22		147	153,615
Standard Industries, Inc. (c):
5.13%, 2/15/21		29	30,233
5.50%, 2/15/23		100	105,375
USG Corp. (c):
5.50%, 3/01/25		71	75,260
4.88%, 6/01/27		131	132,310

			1,453,649
Capital Markets — 2.7%
Blackstone CQP Holdco LP, 6.50%, 3/20/21 (c)		1,380	1,392,587
CDP Financial, Inc., 5.60%, 11/25/39 (c)(e)		5,890	7,589,395
Goldman Sachs Group, Inc., 3.75%, 5/22/25 (e)		8,965	9,178,098
LPL Holdings, Inc., 5.75%, 9/15/25 (c)		41	42,332
Morgan Stanley:
4.00%, 7/23/25		905	946,767
3.13%, 7/27/26		2,000	1,942,680
Raymond James Financial, Inc., 4.95%, 7/15/46		400	421,661

			21,513,520
Casinos & Gambling — 0.0%
GLP Capital LP/GLP Financing II, Inc., 5.38%, 4/15/26		64	69,280
Chemicals — 1.0%
Air Liquide Finance SA, 3.50%, 9/27/46 (c)		360	337,563
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 2/01/25 (c)		400	408,000
Axalta Coating Systems LLC, 4.88%, 8/15/24 (c)		161	164,824
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		133	162,260
10.00%, 10/15/25		95	117,800
CF Industries, Inc.:
7.13%, 5/01/20		80	88,400
5.15%, 3/15/34		60	55,500
4.95%, 6/01/43		84	74,130
Chemours Co.:
6.63%, 5/15/23		182	194,265
7.00%, 5/15/25		44	48,730

Corporate Bonds		Par (000)	Value
Chemicals (continued)
The Chemours Co., 5.38%, 5/15/27	USD	159	$165,360
Hexion, Inc., 10.38%, 2/01/22 (c)		122	123,525
Huntsman International LLC, 4.88%, 11/15/20		299	316,940
Ineos Finance PLC, 4.00%, 5/01/23	EUR	100	116,688
Inovyn Finance PLC, 6.25%, 5/15/21		80	117,952
Methanex Corp., 3.25%, 12/15/19	USD	1,650	1,663,146
Momentive Performance Materials, Inc., 3.88%, 10/24/21		735	744,187
NOVA Chemicals Corp. (c)(d):
4.88%, 6/01/24		183	183,457
5.25%, 6/01/27		459	459,574
Platform Specialty Products Corp. (c):
10.38%, 5/01/21		37	41,024
6.50%, 2/01/22		1,118	1,151,540
PQ Corp., 6.75%, 11/15/22 (c)		269	292,537
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	100	117,985
Tronox Finance LLC:
6.38%, 8/15/20	USD	141	142,410
7.50%, 3/15/22 (c)		43	44,666
Versum Materials, Inc., 5.50%, 9/30/24 (c)		81	85,050
WR Grace & Co-Conn (c):
5.13%, 10/01/21		187	199,155
5.63%, 10/01/24		80	86,300

			7,702,968
Commercial Services & Supplies — 0.8%
ADT Corp.:
3.50%, 7/15/22		252	246,330
4.13%, 6/15/23		205	203,462
4.88%, 7/15/32 (c)		262	227,940
Advanced Disposal Services, Inc., 5.63%, 11/15/24 (c)		151	154,964
Aviation Capital Group Corp. (c):
4.63%, 1/31/18		1,300	1,321,445
7.13%, 10/15/20		1,800	2,058,518
Booz Allen Hamilton, Inc., 5.13%, 5/01/25 (c)		283	289,367
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (c)		439	468,084
Covanta Holding Corp., 5.88%, 7/01/25		145	141,375
Harland Clarke Holdings Corp., 8.38%, 8/15/22 (c)		190	200,450
Iron Mountain, Inc., 6.00%, 8/15/23		80	84,800

4	BLACKROCK CORE BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies (continued)
KAR Auction Services, Inc., 5.13%, 6/01/25 (c)	USD	268	$273,360
Mobile Mini, Inc., 5.88%, 7/01/24		299	310,960
Park Aerospace Holdings Ltd., 5.25%, 8/15/22 (c)		162	169,999
Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/25 (c)		125	129,375
United Rentals North America, Inc.:
7.63%, 4/15/22		13	13,569
5.75%, 11/15/24		60	63,450

			6,357,448
Communications Equipment — 0.2%
CommScope Technologies LLC, 5.00%, 3/15/27 (c)		147	147,000
CommScope, Inc., 5.00%, 6/15/21 (c)		250	256,405
Nokia OYJ, 6.63%, 5/15/39		135	152,466
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23		834	881,955
6.38%, 5/15/25		150	161,250
5.75%, 1/15/27 (c)		273	287,985

			1,887,061
Construction & Engineering — 0.6%
BlueLine Rental Finance Corp., 9.25%, 3/15/24 (c)		701	732,545
Engility Corp., 8.88%, 9/01/24		176	189,200
ITR Concession Co. LLC, 4.20%, 7/15/25 (c)		4,000	3,975,748
SPIE SA, 3.13%, 3/22/24	EUR	100	116,828

			5,014,321
Construction Materials — 0.2%
American Tire Distributors, Inc., 10.25%, 3/01/22 (c)	USD	220	229,900
HD Supply, Inc. (c):
5.25%, 12/15/21		790	832,265
5.75%, 4/15/24		481	512,866
PulteGroup, Inc.:
5.50%, 3/01/26		76	80,323
6.00%, 2/15/35		27	27,000
Rexel SA, 3.50%, 6/15/23	EUR	100	118,468

			1,800,822
Consumer Discretionary — 0.0%
Nielsen Co. Luxembourg SARL, 5.00%, 2/01/25 (c)	USD	117	119,340
Consumer Finance — 1.8%
Ally Financial, Inc.:
6.25%, 12/01/17		320	326,880
4.63%, 3/30/25		190	190,513
8.00%, 11/01/31		1,046	1,263,045

Corporate Bonds	Par (000)		Value
Consumer Finance (continued)
Capital One Financial Corp., 4.75%, 7/15/21 (e)	USD	1,935	$2,093,908
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 5/01/25 (c)		55	56,375
CDK Global, Inc., 4.88%, 6/01/27 (c)		187	188,988
Corivas Campus Living USG LLC, 5.30%, 7/01/50 (a)		5,700	5,742,033
Ford Motor Credit Co. LLC:
8.13%, 1/15/20		1,530	1,746,308
4.25%, 9/20/22		1,600	1,678,205
Navient Corp.:
5.00%, 10/26/20		180	184,050
6.63%, 7/26/21		165	175,362
6.50%, 6/15/22		34	35,381
5.50%, 1/25/23		75	74,039
7.25%, 9/25/23		173	181,823
6.13%, 3/25/24		59	58,870
5.88%, 10/25/24		56	54,460
6.75%, 6/25/25		74	74,337
5.63%, 8/01/33		101	82,568
OneMain Financial Holdings LLC (c):
6.75%, 12/15/19		101	105,797
7.25%, 12/15/21		100	105,310
Springleaf Finance Corp., 6.13%, 5/15/22		50	51,645

			14,469,897
Containers & Packaging — 0.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.00%, 6/30/21 (c)		200	206,000
4.25%, 1/15/22	EUR	32	37,179
4.25%, 9/15/22 (c)	USD	200	203,750
4.63%, 5/15/23 (c)		271	277,098
2.75%, 3/15/24	EUR	100	114,260
6.75%, 5/15/24		100	125,113
7.25%, 5/15/24 (c)	USD	1,675	1,827,844
6.00%, 2/15/25 (c)		402	419,085
Ball Corp., 5.00%, 3/15/22		141	150,694
Flex Acquisition Co., Inc., 6.88%, 1/15/25 (c)		22	23,045
JH-Holding Finance SA, (8.25% PIK), 8.25%, 12/01/22 (f)	EUR	100	122,445
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/20	USD	194	199,190
6.88%, 2/15/21		305	312,239
4.66%, 7/15/21 (b)(c)		438	446,760
5.13%, 7/15/23 (c)		161	167,440
7.00%, 7/15/24 (c)		356	383,143

BLACKROCK CORE BOND TRUST	MAY 31, 2017	5

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds	Par (000)		Value
Containers & Packaging (continued)
Sappi Papier Holding GmbH, 4.00%, 4/01/23	EUR	100	$119,075
Sealed Air Corp., 4.88%, 12/01/22 (c)	USD	365	380,969
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 5/01/22 (c)		333	347,152
Verallia Packaging SASU, 5.13%, 8/01/22	EUR	100	119,637

			5,982,118
Diversified Consumer Services — 0.3%
APX Group, Inc.:
6.38%, 12/01/19	USD	33	34,045
8.75%, 12/01/20		211	218,649
7.88%, 12/01/22		216	235,956
GW Honos Security Corp., 8.75%, 5/15/25 (c)		58	59,740
Laureate Education, Inc., 8.25%, 5/01/25 (c)		210	221,025
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (c)		1,358	1,484,756
Sotheby’s, 5.25%, 10/01/22 (c)		128	130,560
Tereos Finance Groupe I SA, 4.13%, 6/16/23	EUR	100	113,739

			2,498,470
Diversified Financial Services — 3.4%
Aircastle Ltd., 6.25%, 12/01/19	USD	353	383,005
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25 (c)		64	62,720
Bank of America Corp.:
5.63%, 7/01/20		2,200	2,411,565
3.25%, 10/21/27		5,500	5,334,307
FBM Finance, Inc., 8.25%, 8/15/21 (c)		185	198,875
FMR LLC, 4.95%, 2/01/33 (c)(e)		2,300	2,557,057
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	100	139,153
General Electric Capital Corp., 6.15%, 8/07/37 (e)	USD	2,150	2,846,103
General Motors Financial Co., Inc., 4.25%, 5/15/23		807	834,871
IntercontinentalExchange Group, Inc., 4.00%, 10/15/23		470	503,921
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (c)		595	615,081
Mercury Bondco PLC (f):
(7.13% Cash or 7.88% PIK), 7.13%, 5/30/21	EUR	100	117,109
(8.25% Cash or 9.00% PIK), 8.25%, 5/30/21		100	118,176
Moody’s Corp., 4.50%, 9/01/22 (e)	USD	1,800	1,940,922

Corporate Bonds	Par (000)		Value
Diversified Financial Services (continued)
Northern Trust Corp., 3.95%, 10/30/25 (e)	USD	8,000	$8,567,328
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 6/01/25 (c)		129	131,903
UniCredit SpA:
6.95%, 10/31/22	EUR	140	189,163
5.75%, 10/28/25 (b)		107	132,190

			27,083,449
Diversified Telecommunication Services — 3.5%
AT&T, Inc. (e):
6.38%, 3/01/41	USD	520	606,712
5.15%, 3/15/42		2,400	2,449,889
4.75%, 5/15/46		2,710	2,610,462
CenturyLink, Inc.:
Series S, 6.45%, 6/15/21		437	472,506
Series T, 5.80%, 3/15/22		172	179,955
Series U, 7.65%, 3/15/42		99	93,431
Series W, 6.75%, 12/01/23		185	197,719
Series Y, 7.50%, 4/01/24		127	139,065
Cincinnati Bell, Inc., 7.00%, 7/15/24 (c)		374	392,700
Consolidated Communications, Inc., 6.50%, 10/01/22		68	67,575
Frontier Communications Corp.:
8.13%, 10/01/18		195	206,212
7.13%, 3/15/19		220	232,650
8.50%, 4/15/20		271	287,260
8.88%, 9/15/20		57	60,634
7.13%, 1/15/23		50	43,313
7.63%, 4/15/24		115	96,600
6.88%, 1/15/25		915	736,008
Level 3 Financing, Inc.:
5.38%, 8/15/22		165	169,950
5.63%, 2/01/23		149	155,519
5.13%, 5/01/23		95	98,860
5.38%, 1/15/24		165	172,941
5.38%, 5/01/25		151	158,690
5.25%, 3/15/26		459	477,218
OTE PLC, 3.50%, 7/09/20	EUR	100	115,143
SBA Communications Corp., 4.88%, 9/01/24 (c)	USD	177	179,566
Telecom Italia Capital SA:
6.38%, 11/15/33		95	102,035
6.00%, 9/30/34		380	401,728
7.20%, 7/18/36		202	232,300
7.72%, 6/04/38		48	57,600
Telecom Italia SpA, 3.63%, 1/19/24	EUR	200	247,842
Verizon Communications, Inc. (e):
6.40%, 2/15/38	USD	6,879	8,271,550
6.55%, 9/15/43		6,751	8,458,706

6	BLACKROCK CORE BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (continued)
Windstream Corp., 7.75%, 10/01/21	USD	17	$16,448

			28,188,787
Electric Utilities — 5.9%
AES Corp., 4.88%, 5/15/23		210	213,413
Berkshire Hathaway Energy Co., 6.50%, 9/15/37 (e)		5,515	7,396,492
Black Hills Corp., 3.15%, 1/15/27		405	394,766
Cleveland Electric Illuminating Co., 5.95%, 12/15/36		434	517,614
CMS Energy Corp., 5.05%, 3/15/22 (e)		1,832	2,022,330
Duke Energy Carolinas LLC:
6.10%, 6/01/37		640	830,047
6.00%, 1/15/38 (e)		1,675	2,161,633
4.25%, 12/15/41 (e)		750	799,007
Duke Energy Florida LLC, 6.40%, 6/15/38 (e)		770	1,050,300
E.ON International Finance BV, 6.65%, 4/30/38 (c)		3,100	3,874,665
Electricite de France SA, 5.60%, 1/27/40 (c)(e)		2,800	3,146,091
Enel Finance International NV, 3.63%, 5/25/27 (c)		1,250	1,236,565
Florida Power Corp., 6.35%, 9/15/37 (e)		2,775	3,760,713
Jersey Central Power & Light Co., 7.35%, 2/01/19		490	532,017
Ohio Power Co., Series D, 6.60%, 3/01/33 (e)		3,000	3,815,010
PacifiCorp, 6.25%, 10/15/37 (e)		1,225	1,618,893
Public Service Co. of Colorado, Series 17, 6.25%, 9/01/37 (e)		2,550	3,377,077
Southern California Edison Co.:
5.63%, 2/01/36 (e)		1,300	1,603,047
Series A, 5.95%, 2/01/38		2,175	2,810,881
Southern Co., 4.40%, 7/01/46		1,000	993,959
Talen Energy Supply LLC, 6.50%, 6/01/25		57	42,608
Virginia Electric & Power Co., Series A, 6.00%, 5/15/37 (e)		3,920	4,989,815

			47,186,943
Electrical Equipment — 0.0%
Anixter, Inc., 5.63%, 5/01/19		35	36,837
Areva SA, 4.88%, 9/23/24	EUR	50	60,425
Trionista TopCo GmbH, 6.88%, 4/30/21		110	128,666

			225,928
Electronic Equipment, Instruments & Components — 0.0%
CDW LLC/CDW Finance Corp.:
5.00%, 9/01/23	USD	134	138,355

Corporate Bonds	Par (000)		Value
Electronic Equipment, Instruments & Components (continued)
CDW LLC/CDW Finance Corp. (continued):
5.50%, 12/01/24	USD	40	$43,200
5.00%, 9/01/25		72	74,160

			255,715
Energy Equipment & Services — 0.7%
Ensco PLC:
4.50%, 10/01/24		102	83,895
5.20%, 3/15/25		25	21,180
Enterprise Products Operating LLC, 6.13%, 10/15/39 (e)		1,400	1,687,336
Gates Global LLC/Gates Global Co., 6.00%, 7/15/22 (c)		516	525,701
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		142	144,130
6.75%, 8/01/22		17	17,531
GrafTech International Ltd., 6.38%, 11/15/20		600	523,500
Halliburton Co., 5.00%, 11/15/45		500	542,371
Noble Holding International Ltd., 4.63%, 3/01/21		8	7,200
Pattern Energy Group, Inc., 5.88%, 2/01/24 (c)		93	97,185
Pioneer Energy Services Corp., 6.13%, 3/15/22		185	160,950
Precision Drilling Corp.:
6.50%, 12/15/21		70	70,875
5.25%, 11/15/24		90	83,250
Transocean, Inc.:
6.00%, 3/15/18		195	199,875
7.38%, 4/15/18		20	20,700
5.80%, 10/15/22		331	309,485
9.00%, 7/15/23 (c)		608	635,360
6.80%, 3/15/38		47	36,543
Trinidad Drilling Ltd., 6.63%, 2/15/25 (c)		243	241,785
Weatherford International Ltd.:
7.75%, 6/15/21		185	195,245
8.25%, 6/15/23		80	84,800
9.88%, 2/15/24 (c)		106	119,250

			5,808,147
Environmental, Maintenance, & Security Service — 0.1%
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	100	112,948
Paprec Holding SA, 5.25%, 4/01/22		100	118,792
Tervita Escrow Corp., 7.63%, 12/01/21 (c)	USD	276	281,175

			512,915

BLACKROCK CORE BOND TRUST	MAY 31, 2017	7

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds	Par (000)		Value
Food & Staples Retailing — 0.7%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC (c):
6.63%, 6/15/24	USD	151	$156,285
5.75%, 3/15/25		149	148,255
Casino Guichard Perrachon SA:
4.73%, 5/26/21	EUR	100	132,274
4.56%, 1/25/23		100	125,875
CVS Health Corp., 5.13%, 7/20/45 (e)	USD	2,000	2,265,112
Dollar Tree, Inc., 5.75%, 3/01/23		784	830,256
Rite Aid Corp.:
6.75%, 6/15/21		211	213,374
7.70%, 2/15/27		241	255,460
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44		1,000	1,051,510

			5,178,401
Food Products — 0.2%
Acosta, Inc., 7.75%, 10/01/22 (c)		240	202,800
Aramark Services, Inc., 4.75%, 6/01/26		151	156,632
B&G Foods, Inc., 5.25%, 4/01/25		96	99,360
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25 (c)		212	222,960
Clearwater Seafoods, Inc., 6.88%, 5/01/25 (c)		51	53,295
JBS USA LLC/JBS USA Finance, Inc. (c):
7.25%, 6/01/21		30	29,925
5.88%, 7/15/24		92	89,700
5.75%, 6/15/25		326	316,424
Post Holdings, Inc. (c):
5.50%, 3/01/25		107	112,083
5.00%, 8/15/26		114	114,712
WhiteWave Foods Co., 5.38%, 10/01/22		119	134,080

			1,531,971
Health Care Equipment & Supplies — 0.4%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (c)		590	561,975
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (c)		596	554,280
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24 (c)		80	84,401
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19		160	162,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (c):
5.63%, 10/15/23		142	136,320
5.50%, 4/15/25		308	282,590

Corporate Bonds	Par (000)		Value
Health Care Equipment & Supplies (continued)
Medtronic, Inc., 4.50%, 3/15/42	USD	750	$807,339
Teleflex, Inc.:
3.88%, 8/01/17 (g)		50	163,094
5.25%, 6/15/24		170	175,950

			2,927,949
Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.:
5.63%, 2/15/23		244	253,455
6.50%, 3/01/24		258	275,415
Aetna, Inc., 4.50%, 5/15/42		575	615,738
Alere, Inc., 6.38%, 7/01/23 (c)		114	123,262
Amsurg Corp., 5.63%, 7/15/22		553	577,125
Centene Corp.:
5.63%, 2/15/21		401	418,796
6.13%, 2/15/24		51	55,415
4.75%, 1/15/25		350	361,375
CHS/Community Health Systems, Inc.:
8.00%, 11/15/19		98	98,490
7.13%, 7/15/20		250	246,250
5.13%, 8/01/21		151	152,887
6.88%, 2/01/22		245	217,744
6.25%, 3/31/23		474	491,419
DaVita, Inc., 5.13%, 7/15/24		366	372,405
Eagle Holding Co. II LLC, (7.63% Cash or 8.38% PIK), 7.63%, 5/15/22 (c)(f)		177	182,581
Envision Healthcare Corp., 5.13%, 7/01/22 (c)		365	374,125
HCA, Inc.:
6.50%, 2/15/20		916	1,006,455
4.75%, 5/01/23		562	599,457
5.00%, 3/15/24		315	337,491
5.38%, 2/01/25		868	912,485
5.25%, 4/15/25		66	72,064
5.88%, 2/15/26		284	308,495
5.25%, 6/15/26		381	413,880
4.50%, 2/15/27		408	419,750
HealthSouth Corp.:
5.75%, 11/01/24		26	26,845
5.75%, 9/15/25		66	68,640
Hologic, Inc., 5.25%, 7/15/22 (c)		360	378,000
MEDNAX, Inc., 5.25%, 12/01/23 (c)		134	136,010
Molina Healthcare, Inc., 4.88%, 6/15/25 (c)(d)		71	71,533
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (c)		478	510,839
New Amethyst Corp., 6.25%, 12/01/24 (c)		98	104,860
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (c)		207	221,490

8	BLACKROCK CORE BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (continued)
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (c)	USD	95	$97,850
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (c)		48	51,300
Tenet Healthcare Corp.:
6.25%, 11/01/18		159	167,745
6.00%, 10/01/20		324	347,085
4.50%, 4/01/21		91	93,393
4.38%, 10/01/21		210	215,565
8.13%, 4/01/22		789	832,395
6.75%, 6/15/23		442	439,715
Vizient, Inc., 10.38%, 3/01/24 (c)		50	57,625
WellCare Health Plans, Inc., 5.25%, 4/01/25		58	61,118

			12,768,567
Health Care Technology — 0.0%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 3/01/25 (c)		160	164,400
Quintiles IMS, Inc., 3.25%, 3/15/25 (c)	EUR	100	115,424

			279,824
Hotels, Restaurants & Leisure — 2.5%
Burger King France SAS, 5.25%, 5/01/23 (b)		100	116,053
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20	USD	1,346	1,394,792
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21	EUR	100	116,590
Eldorado Resorts, Inc., 6.00%, 4/01/25 (c)	USD	58	60,973
ESH Hospitality, Inc., 5.25%, 5/01/25 (c)		88	89,922
International Game Technology PLC, 4.75%, 2/15/23	EUR	100	123,009
Jacobs Entertainment, Inc., 7.88%, 2/01/24 (c)	USD	96	101,280
McDonald’s Corp., 3.70%, 1/30/26		510	531,706
Melco Resorts Finance Ltd., 4.88%, 6/06/25 (c)(d)		250	251,084
MGM Resorts International:
5.25%, 3/31/20		97	103,241
6.75%, 10/01/20		162	180,023
6.63%, 12/15/21		743	834,017
7.75%, 3/15/22		20	23,450
4.63%, 9/01/26		86	86,108
New Red Finance, Inc. (c):
6.00%, 4/01/22		640	666,208
4.25%, 5/15/24		393	393,000

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	100	$116,373
Sabre GLBL, Inc. (c):
5.38%, 4/15/23	USD	62	65,023
5.25%, 11/15/23		185	192,400
Scientific Games International, Inc.:
7.00%, 1/01/22 (c)		557	594,597
10.00%, 12/01/22		575	626,031
Six Flags Entertainment Corp. (c):
4.88%, 7/31/24		289	290,806
5.50%, 4/15/27		137	141,110
Station Casinos LLC, 7.50%, 3/01/21		285	295,688
Thomas Cook Group PLC, 6.25%, 6/15/22	EUR	100	122,220
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	2,251	3,146,004
Series A4, 5.66%, 6/30/27		1,073	1,547,391
Series M, 7.40%, 3/28/24		3,000	4,429,836
Series N, 6.46%, 3/30/32		2,390	3,020,192
Vue International Bidco PLC, 7.88%, 7/15/20		100	132,356
Yum! Brands, Inc., 3.88%, 11/01/23	USD	27	26,722

			19,818,205
Household Durables — 0.4%
AV Homes, Inc., 6.63%, 5/15/22 (c)		53	54,060
CalAtlantic Group, Inc.:
8.38%, 1/15/21		53	62,426
5.38%, 10/01/22		2	2,145
5.25%, 6/01/26		26	26,715
Century Communities, Inc., 6.88%, 5/15/22		460	482,425
Lennar Corp.:
4.13%, 1/15/22		77	78,925
4.75%, 11/15/22		32	33,405
4.88%, 12/15/23		85	88,825
4.75%, 5/30/25		180	185,112
Mattamy Group Corp., 6.88%, 12/15/23 (c)		70	70,875
Meritage Homes Corp., 5.13%, 6/06/27 (c)(d)		62	61,923
Newell Brands, Inc., 4.20%, 4/01/26		1,000	1,061,960
PulteGroup, Inc., 6.38%, 5/15/33		256	266,240
Standard Pacific Corp., 5.88%, 11/15/24		20	21,550
Tempur Sealy International, Inc., 5.50%, 6/15/26		275	276,155
TRI Pointe Group, Inc.:
4.38%, 6/15/19		10	10,250

BLACKROCK CORE BOND TRUST	MAY 31, 2017	9

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds	Par (000)		Value
Household Durables (continued)
TRI Pointe Group, Inc. (continued):
4.88%, 7/01/21	USD	125	$130,000
5.88%, 6/15/24		125	130,937
William Lyon Homes, Inc., 5.88%, 1/31/25		66	68,145

			3,112,073
Household Products — 0.1%
ACCO Brands Corp., 5.25%, 12/15/24 (c)		59	60,918
Prestige Brands, Inc., 6.38%, 3/01/24 (c)		154	162,855
Spectrum Brands, Inc., 6.63%, 11/15/22		170	178,925

			402,698
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp. (c):
6.00%, 1/15/22		69	71,846
5.88%, 1/15/24		84	86,730
Dynegy, Inc.:
6.75%, 11/01/19		425	437,219
7.38%, 11/01/22		155	152,675
7.63%, 11/01/24		35	33,950
NRG Energy, Inc.:
7.88%, 5/15/21		32	33,120
6.63%, 3/15/23		25	25,753
6.25%, 5/01/24		82	82,451
6.63%, 1/15/27		440	432,300
NRG Yield Operating LLC, 5.38%, 8/15/24		75	77,437
QEP Resources, Inc., 5.38%, 10/01/22		200	195,500
TerraForm Power Operating LLC, 6.38%, 2/01/23 (c)(h)		126	130,410

			1,759,391
Industrial Conglomerates — 0.5%
General Electric Co.:
6.75%, 3/15/32 (e)		2,500	3,453,080
6.88%, 1/10/39		135	194,852
Smiths Group PLC, 3.63%, 10/12/22 (c)		360	366,587
Vertiv Group Corp, 9.25%, 10/15/24 (c)		283	305,640

			4,320,159
Insurance — 2.5%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25		1,495	1,531,305
American International Group, Inc., 3.75%, 7/10/25 (e)		3,380	3,471,726
Aon PLC:
3.88%, 12/15/25		1,445	1,500,102

Corporate Bonds	Par (000)		Value
Insurance (continued)
Aon PLC (continued):
4.60%, 6/14/44	USD	500	$519,668
Assicurazioni Generali SpA, 7.75%, 12/12/42 (b)	EUR	100	137,330
AXA SA, 5.25%, 4/16/40 (b)		500	629,219
Five Corners Funding Trust, 4.42%, 11/15/23 (c)(e)	USD	2,050	2,213,092
Groupama SA, 6.00%, 1/23/27	EUR	100	132,286
Hartford Financial Services Group, Inc., 5.13%, 4/15/22	USD	1,860	2,075,624
HUB International Ltd., 7.88%, 10/01/21 (c)		607	634,315
Liberty Mutual Group, Inc., 6.50%, 5/01/42 (c)(e)		2,000	2,559,348
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (b)	EUR	400	537,361
Prudential Financial, Inc. (e):
5.90%, 3/17/36	USD	500	616,030
5.70%, 12/14/36		1,625	1,989,553
Radian Group, Inc., 5.25%, 6/15/20		185	196,100
Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (c)		700	717,878
USIS Merger Sub, Inc., 6.88%, 5/01/25 (c)		80	81,000
Wayne Merger Sub LLC, 8.25%, 8/01/23 (c)		286	302,445

			19,844,382
Internet Software & Services — 0.1%
Equinix, Inc., 5.88%, 1/15/26		245	266,362
Netflix, Inc.:
4.38%, 11/15/26 (c)		452	452,588
3.63%, 5/15/27	EUR	100	115,171
Symantec Corp., 5.00%, 4/15/25 (c)	USD	124	128,650

			962,771
IT Services — 0.5%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (c)		270	284,175
Fidelity National Information Services, Inc., 4.50%, 8/15/46		1,000	1,011,266
First Data Corp. (c):
7.00%, 12/01/23		643	694,440
5.75%, 1/15/24		1,426	1,506,212
Gartner, Inc., 5.13%, 4/01/25 (c)		207	216,315

			3,712,408
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc., 5.30%, 2/01/44		1,000	1,150,480

10	BLACKROCK CORE BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds	Par (000)		Value
Machinery — 0.1%
Navistar International Corp., 8.25%, 11/01/21	USD	30	$30,356
SPX FLOW, Inc. (c):
5.63%, 8/15/24		115	117,875
5.88%, 8/15/26		105	108,477
Terex Corp., 5.63%, 2/01/25 (c)		365	374,125
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	100	120,348

			751,181
Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33 (c)	USD	2,150	2,515,500
Media — 6.1%
21st Century Fox America, Inc., 7.63%, 11/30/28		385	509,004
Adria Bidco BV, 7.88%, 11/15/20	EUR	100	117,010
Altice Financing SA (c):
6.63%, 2/15/23	USD	200	212,800
7.50%, 5/15/26		607	668,459
Altice Luxembourg SA:
7.75%, 5/15/22 (c)		200	212,500
6.25%, 2/15/25	EUR	100	123,664
Altice US Finance I Corp. (c):
5.38%, 7/15/23	USD	570	594,937
5.50%, 5/15/26		293	306,918
AMC Entertainment Holdings, Inc., 6.38%, 11/15/24	GBP	100	138,624
AMC Networks, Inc.:
4.75%, 12/15/22	USD	192	197,040
5.00%, 4/01/24		191	193,863
Cablevision Systems Corp.:
8.63%, 9/15/17		34	34,595
7.75%, 4/15/18		311	324,118
8.00%, 4/15/20		325	364,813
CBS Radio, Inc., 7.25%, 11/01/24 (c)		65	68,575
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		175	181,454
5.13%, 5/01/23 (c)		359	377,625
5.13%, 5/01/27 (c)		1,240	1,270,225
5.88%, 5/01/27 (c)		237	252,405
Cequel Communications Holdings I LLC/Cequel Capital Corp. (c):
6.38%, 9/15/20		70	71,750
5.13%, 12/15/21		562	573,508
7.75%, 7/15/25		960	1,068,000
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 7/23/25		4,700	5,101,262

Corporate Bonds	Par (000)		Value
Media (continued)
Clear Channel International BV, 8.75%, 12/15/20 (c)	USD	284	$301,040
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		1,853	1,897,636
Series B, 7.63%, 3/15/20		430	432,150
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22 (e)		2,600	3,510,751
Comcast Corp.:
6.45%, 3/15/37		790	1,039,926
4.60%, 8/15/45		2,000	2,152,794
Cox Communications, Inc. (c):
6.95%, 6/01/38		1,000	1,122,855
8.38%, 3/01/39 (e)		3,475	4,537,811
CSC Holdings LLC:
10.13%, 1/15/23 (c)		990	1,152,726
5.25%, 6/01/24		430	439,138
10.88%, 10/15/25 (c)		910	1,107,925
Discovery Communications LLC:
3.25%, 4/01/23		1,850	1,826,194
3.45%, 3/15/25		210	203,087
DISH DBS Corp.:
6.75%, 6/01/21		350	387,625
5.88%, 7/15/22		254	271,145
5.00%, 3/15/23		65	66,808
5.88%, 11/15/24		34	36,210
7.75%, 7/01/26		655	769,625
DISH Network Corp., 3.38%, 8/15/26 (c)(g)		175	212,734
eircom Finance DAC, 4.50%, 5/31/22	EUR	100	118,085
GTT Communications, Inc., 7.88%, 12/31/24 (c)(d)	USD	78	83,460
Hughes Satellite Systems Corp.:
7.63%, 6/15/21		64	72,640
5.25%, 8/01/26		329	338,459
6.63%, 8/01/26		24	25,440
iHeartCommunications, Inc.:
9.00%, 12/15/19		185	146,496
9.00%, 3/01/21		9	6,615
10.63%, 3/15/23		961	708,737
Impera Holdings SA, (5.38% PIK), 5.38%, 9/15/22 (f)	EUR	100	116,503
Intelsat Jackson Holdings SA:
7.25%, 4/01/19	USD	377	360,978
7.25%, 10/15/20		185	166,500
5.50%, 8/01/23		256	210,560
Interpublic Group of Cos., Inc., 3.75%, 2/15/23		2,000	2,083,718
LG Finance Co. Corp., 5.88%, 11/01/24 (c)		57	59,423
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	100	127,219

BLACKROCK CORE BOND TRUST	MAY 31, 2017	11

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds	Par (000)		Value
Media (continued)
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 5/15/24 (c)	USD	61	$59,475
MDC Partners, Inc., 6.50%, 5/01/24 (c)		246	247,845
Midcontinent Communications/Midcontinent Finance Corp. (c):
6.25%, 8/01/21		340	351,900
6.88%, 8/15/23		66	71,198
Nexstar Broadcasting, Inc., 5.63%, 8/01/24 (c)		89	89,668
Numericable Group SA, 5.38%, 5/15/22	EUR	106	124,207
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 2/15/22	USD	55	57,200
Qwest Corp., 6.75%, 12/01/21		64	71,567
SFR Group SA (c):
6.00%, 5/15/22		345	360,956
7.38%, 5/01/26		1,301	1,407,513
Sirius XM Radio, Inc., 4.25%, 5/15/20 (c)		463	469,482
TCI Communications, Inc., 7.88%, 2/15/26 (e)		610	822,667
TEGNA, Inc., 5.50%, 9/15/24 (c)		36	37,260
Telesat Canada/Telesat LLC, 8.88%, 11/15/24 (c)		284	318,080
Time Warner, Inc., 6.10%, 7/15/40		830	954,071
Tribune Media Co., 5.88%, 7/15/22		182	191,783
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25	EUR	100	118,794
Univision Communications, Inc. (c):
5.13%, 5/15/23	USD	272	273,869
5.13%, 2/15/25		141	139,238
UPCB Finance IV Ltd., 4.00%, 1/15/27	EUR	100	117,830
Videotron Ltd./Videotron Ltee, 5.13%, 4/15/27 (c)	USD	162	167,670
Virgin Media Finance PLC, 5.75%, 1/15/25 (c)		515	526,587
Virgin Media Secured Finance PLC:
5.50%, 8/15/26 (c)		200	206,000
4.88%, 1/15/27	GBP	100	133,999
6.25%, 3/28/29		100	142,026
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (c)	USD	520	540,800
Wind Acquisition Finance SA:
7.00%, 4/23/21	EUR	120	140,464

Corporate Bonds	Par (000)		Value
Media (continued)
Wind Acquisition Finance SA (continued):
7.38%, 4/23/21 (c)	USD	800	$833,600
Ziggo Bond Finance BV, 5.88%, 1/15/25 (c)		260	265,850

			48,297,761
Metal Fabricating — 0.0%
Grinding Media, Inc./MC Grinding Media Canada, Inc., 7.38%, 12/15/23 (c)		296	319,310
Park-Ohio Industries, Inc., 6.63%, 4/15/27 (c)		29	30,269

			349,579
Metals & Mining — 1.8%
Alcoa, Inc.:
5.40%, 4/15/21		340	366,092
5.13%, 10/01/24		445	473,035
5.90%, 2/01/27		70	76,475
5.95%, 2/01/37		30	30,900
Anglo American Capital PLC:
4.45%, 9/27/20 (c)		100	104,000
4.13%, 4/15/21 (c)		200	205,780
3.25%, 4/03/23	EUR	100	121,328
4.88%, 5/14/25 (c)	USD	200	207,386
ArcelorMittal:
7.50%, 10/15/39		64	71,667
7.25%, 3/01/41		216	238,680
Cliffs Natural Resources, Inc., 8.25%, 3/31/20 (c)		121	133,100
Constellium NV (c):
8.00%, 1/15/23		650	669,500
6.63%, 3/01/25		832	802,880
First Quantum Minerals Ltd. (c):
7.00%, 2/15/21		548	573,920
7.50%, 4/01/25		360	362,475
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		189	188,528
2.38%, 3/15/18		1,564	1,562,436
3.10%, 3/15/20		620	610,136
4.00%, 11/14/21		121	118,120
3.55%, 3/01/22		219	204,765
3.88%, 3/15/23		774	719,356
5.40%, 11/14/34		278	246,030
5.45%, 3/15/43		737	623,222
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (c)		115	130,525
Kaiser Aluminum Corp., 5.88%, 5/15/24		74	78,070
Kinross Gold Corp.:
5.95%, 3/15/24		25	27,313
6.88%, 9/01/41		45	47,250

12	BLACKROCK CORE BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds	Par (000)		Value
Metals & Mining (continued)
Novelis Corp. (c):
6.25%, 8/15/24	USD	623	$656,393
5.88%, 9/30/26		608	629,280
Nyrstar Netherlands Holdings BV, 6.88%, 3/15/24	EUR	100	115,975
Peabody Energy Corp. (c):
6.00%, 3/31/22	USD	43	43,215
6.38%, 3/31/25		69	69,000
Petra Diamonds US Treasury PLC, 7.25%, 5/01/22 (c)		200	207,400
Rio Tinto Finance USA Ltd., 4.75%, 3/22/42		400	442,749
Steel Dynamics, Inc.:
5.13%, 10/01/21		550	567,187
5.25%, 4/15/23		345	356,644
5.50%, 10/01/24		48	50,820
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25 (c)		150	147,282
Teck Resources Ltd.:
4.50%, 1/15/21		96	100,320
3.75%, 2/01/23		337	331,524
8.50%, 6/01/24 (c)		250	288,750
6.13%, 10/01/35		61	63,440
6.00%, 8/15/40		400	406,000
5.20%, 3/01/42		378	351,540
5.40%, 2/01/43		188	175,780
ThyssenKrupp AG, 1.38%, 3/03/22	EUR	75	83,887
United States Steel Corp., 8.38%, 7/01/21 (c)	USD	215	235,962

			14,316,117
Multi-Utilities — 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.88%, 10/15/21		140	141,750
7.50%, 11/01/23 (c)		244	247,050

			388,800
Multiline Retail — 0.0%
Neiman Marcus Group Ltd., 8.00%, 10/15/21 (c)		145	75,038
Oil, Gas & Consumable Fuels — 6.7%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24 (c)		79	82,753
Anadarko Petroleum Corp., 5.55%, 3/15/26		1,500	1,685,242
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 9/15/24 (c)		35	35,831

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Antero Resources Corp.:
5.13%, 12/01/22	USD	52	$52,585
5.63%, 6/01/23		51	52,275
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 4/01/22 (c)		196	200,900
California Resources Corp., 8.00%, 12/15/22 (c)		97	72,629
Callon Petroleum Co.:
6.13%, 10/01/24		140	144,900
6.13%, 10/01/24 (c)		121	125,235
Canadian Natural Resources Ltd., 3.90%, 2/01/25		500	509,412
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		95	92,388
Cenovus Energy, Inc., 4.25%, 4/15/27 (c)		400	398,471
Cheniere Corpus Christi Holdings LLC:
7.00%, 6/30/24		178	199,360
5.88%, 3/31/25		506	543,317
5.13%, 6/30/27 (c)		350	354,812
Chesapeake Energy Corp.:
6.88%, 11/15/20		138	142,830
8.00%, 1/15/25 (c)(e)		126	125,370
8.00%, 6/15/27 (c)(d)		162	158,760
Citgo Holding, Inc., 10.75%, 2/15/20 (c)		95	102,600
ConocoPhillips, 6.50%, 2/01/39		600	777,979
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		685	843,783
CONSOL Energy, Inc.:
5.88%, 4/15/22		1,727	1,703,254
8.00%, 4/01/23		48	50,580
Continental Resources, Inc.:
4.50%, 4/15/23		17	16,618
3.80%, 6/01/24		277	258,829
4.90%, 6/01/44		190	162,568
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 5/15/25 (c)		142	145,550
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 4/01/23		20	20,737
CrownRock LP/CrownRock Finance, Inc. (c):
7.13%, 4/15/21		525	540,750
7.75%, 2/15/23		85	90,100
DCP Midstream LLC (c):
4.75%, 9/30/21		55	55,825
6.45%, 11/03/36		128	136,320
6.75%, 9/15/37		159	172,118
Denbury Resources, Inc.:
9.00%, 5/15/21 (c)		501	513,525

BLACKROCK CORE BOND TRUST	MAY 31, 2017	13

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Denbury Resources, Inc. (continued):
5.50%, 5/01/22	USD	118	$85,550
4.63%, 7/15/23		20	13,350
Devon Energy Corp., 5.85%, 12/15/25		1,000	1,162,707
Diamondback Energy, Inc., 5.38%, 5/31/25 (c)		137	141,110
Eclipse Resources Corp., 8.88%, 7/15/23		45	45,338
Energy Transfer Equity LP:
5.88%, 1/15/24		544	580,720
5.50%, 6/01/27		216	227,340
Energy Transfer Partners LP:
4.05%, 3/15/25		500	508,409
4.75%, 1/15/26		1,250	1,321,717
5.30%, 4/15/47		540	545,418
Ensco Jersey Finance Ltd., 3.00%, 1/31/24 (c)(g)		165	139,013
Enterprise Products Operating LLC, 3.70%, 2/15/26		500	513,591
EOG Resources, Inc.:
4.15%, 1/15/26		1,000	1,065,585
5.10%, 1/15/36		200	221,094
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 5/01/20		221	202,215
8.00%, 11/29/24 (c)		173	178,623
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (c)		208	217,360
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 9/30/21 (c)		210	215,775
Gulfport Energy Corp.:
6.63%, 5/01/23		51	51,383
6.00%, 10/15/24 (c)		108	105,840
Halcon Resources Corp., 6.75%, 2/15/25 (c)		579	539,917
Hess Corp., 4.30%, 4/01/27		1,100	1,104,543
KeySpan Gas East Corp., 5.82%, 4/01/41 (c)(e)		1,010	1,263,676
Kinder Morgan, Inc.:
4.30%, 6/01/25		1,750	1,836,222
5.05%, 2/15/46		1,750	1,765,697
Marathon Petroleum Corp., 6.50%, 3/01/41 (e)		2,049	2,358,792
Matador Resources Co., 6.88%, 4/15/23		590	619,500
MEG Energy Corp. (c):
6.38%, 1/30/23		15	12,863
7.00%, 3/31/24		481	416,065
6.50%, 1/15/25		528	516,120

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
MidAmerican Energy Co., 5.80%, 10/15/36 (e)	USD	1,500	$1,873,065
MidAmerican Energy Holdings Co., 5.95%, 5/15/37		1,750	2,199,183
Murphy Oil Corp.:
6.88%, 8/15/24		177	185,407
6.13%, 12/01/42		45	42,863
Nabors Industries, Inc., 0.75%, 1/15/24 (c)(g)		262	214,840
New Enterprise Stone & Lime Co., Inc., 10.13%, 4/01/22 (c)		108	114,480
Newfield Exploration Co., 5.63%, 7/01/24		75	79,500
NGPL PipeCo LLC (c):
7.12%, 12/15/17		623	637,017
7.77%, 12/15/37		356	422,750
Noble Holding International Ltd., 7.75%, 1/15/24		250	220,547
Oasis Petroleum, Inc.:
6.50%, 11/01/21		112	113,680
2.63%, 9/15/23 (g)		145	157,959
ONEOK, Inc.:
7.50%, 9/01/23		213	253,869
6.00%, 6/15/35		25	26,500
Paramount Resources Ltd., 6.88%, 6/30/23 (c)		500	528,750
Parker Drilling Co.:
7.50%, 8/01/20		165	152,831
6.75%, 7/15/22		104	89,440
Parsley Energy LLC/Parsley Finance Corp. (c):
6.25%, 6/01/24		48	50,640
5.38%, 1/15/25		209	211,612
5.25%, 8/15/25		52	52,390
PBF Holding Co. LLC/PBF Finance Corp.:
8.25%, 2/15/20		94	96,256
7.25%, 6/15/25 (c)		143	141,213
Petroleos Mexicanos, 5.38%, 3/13/22 (c)		27	28,760
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/01/22		1,000	1,025,019
Precision Drilling Corp., 7.75%, 12/15/23 (c)		50	51,625
QEP Resources, Inc., 5.25%, 5/01/23		33	32,010
Range Resources Corp. (c):
5.88%, 7/01/22		324	331,290
5.00%, 8/15/22		53	52,073
5.00%, 3/15/23		95	92,625
Resolute Energy Corp.:
8.50%, 5/01/20		159	161,783
8.50%, 5/01/20 (c)		120	122,100

14	BLACKROCK CORE BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Rockies Express Pipeline LLC (c):
5.63%, 4/15/20	USD	565	$601,725
6.88%, 4/15/40		239	259,315
Rowan Cos., Inc.:
4.88%, 6/01/22		50	47,438
7.38%, 6/15/25		407	398,860
RSP Permian, Inc.:
6.63%, 10/01/22		179	188,621
5.25%, 1/15/25 (c)		102	103,275
Sabine Pass Liquefaction LLC, 5.88%, 6/30/26		1,750	1,974,460
Sanchez Energy Corp.:
7.75%, 6/15/21		322	303,485
6.13%, 1/15/23		633	557,040
SESI LLC:
6.38%, 5/01/19		60	59,100
7.13%, 12/15/21		60	59,850
SM Energy Co.:
6.50%, 11/15/21		50	50,500
6.13%, 11/15/22		109	107,842
5.00%, 1/15/24		5	4,625
5.63%, 6/01/25		285	267,812
6.75%, 9/15/26		93	91,140
Southwestern Energy Co., 5.80%, 1/23/20		690	700,350
Suncor Energy, Inc., 6.50%, 6/15/38		1,000	1,280,482
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26		310	310,508
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (c):
5.50%, 9/15/24		276	280,140
5.13%, 2/01/25		77	79,695
5.38%, 2/01/27		52	54,210
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.38%, 8/01/22		60	61,950
5.25%, 5/01/23		10	10,313
Tesoro Corp. (c):
4.75%, 12/15/23		298	313,645
5.13%, 12/15/26		484	517,880
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.13%, 10/15/21		26	27,121
6.25%, 10/15/22		45	48,150
TransCanada PipeLines Ltd., 4.63%, 3/01/34		500	542,654
Tutor Perini Corp., 6.88%, 5/01/25 (c)		94	98,348
Ultra Resources, Inc., 6.88%, 4/15/22 (c)		40	40,350

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Weatherford International LLC, 6.80%, 6/15/37	USD	60	$55,800
Weatherford International Ltd.:
6.50%, 8/01/36		165	152,562
7.00%, 3/15/38		169	158,015
5.95%, 4/15/42		129	110,618
Western Gas Partners LP, 5.38%, 6/01/21		1,425	1,543,960
Whiting Petroleum Corp.:
5.00%, 3/15/19		480	478,800
5.75%, 3/15/21		18	17,658
WildHorse Resource Development Corp., 6.88%, 2/01/25 (c)		157	152,290
Williams Cos., Inc., 5.75%, 6/24/44		647	674,899
Williams Partners LP:
3.90%, 1/15/25		1,150	1,178,329
4.00%, 9/15/25		750	770,326
WPX Energy, Inc.:
7.50%, 8/01/20		50	52,750
6.00%, 1/15/22		61	61,610
8.25%, 8/01/23		125	136,875
5.25%, 9/15/24		145	140,650

			53,431,842
Paper & Forest Products — 0.2%
International Paper Co., 6.00%, 11/15/41		870	1,050,858
Mercer International, Inc., 6.50%, 2/01/24 (c)		76	79,040
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	100	115,979

			1,245,877
Pharmaceuticals — 2.1%
AbbVie, Inc.:
3.60%, 5/14/25	USD	870	890,492
3.20%, 5/14/26		500	492,878
4.45%, 5/14/46		2,095	2,094,960
Actavis Funding SCS:
3.80%, 3/15/25		3,250	3,364,644
4.55%, 3/15/35 (e)		2,140	2,218,716
Baxalta, Inc., 5.25%, 6/23/45		500	570,669
Endo Finance LLC/Endo Finco, Inc. (c):
5.38%, 1/15/23		62	56,265
6.00%, 7/15/23		315	290,194
5.88%, 10/15/24		205	211,919
Forest Laboratories LLC, 5.00%, 12/15/21 (c)		758	834,249
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24 (c)		269	292,874

BLACKROCK CORE BOND TRUST	MAY 31, 2017	15

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds	Par (000)		Value
Pharmaceuticals (continued)
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (c)	USD	795	$840,712
Mylan NV, 3.95%, 6/15/26		750	752,647
NBTY, Inc., 7.63%, 5/15/21 (c)		323	337,535
Synlab Bondco PLC, 6.25%, 7/01/22	EUR	100	122,024
Tennessee Merger Sub, Inc., 6.38%, 2/01/25 (c)	USD	489	474,941
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46		500	440,743
Valeant Pharmaceuticals International, Inc. (c):
6.75%, 8/15/18		330	332,681
7.00%, 10/01/20		100	95,500
6.38%, 10/15/20		405	380,700
5.63%, 12/01/21		409	350,718
6.50%, 3/15/22		204	214,159
5.88%, 5/15/23		220	179,163
7.00%, 3/15/24		320	338,403
6.13%, 4/15/25		196	157,780

			16,335,566
Real Estate Investment Trusts (REITs) — 1.3%
ERP Operating LP, 4.50%, 6/01/45		1,155	1,214,525
HCP, Inc., 4.00%, 6/01/25 (e)		2,000	2,050,378
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24 (c)		67	67,670
iStar, Inc., 6.00%, 4/01/22		67	68,173
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 5/01/24		806	869,472
4.50%, 9/01/26		187	187,000
NH Hotel Group SA, 3.75%, 10/01/23	EUR	128	150,978
Simon Property Group LP, 4.75%, 3/15/42	USD	1,670	1,766,880
Starwood Property Trust, Inc., 5.00%, 12/15/21 (c)		157	163,673
Ventas Realty LP, 4.13%, 1/15/26		870	901,583
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		550	591,620
Wyndham Worldwide Corp., 4.15%, 4/01/24		2,000	2,063,520

			10,095,472
Real Estate Management & Development — 0.7%
Aroundtown Property Holdings PLC, 1.50%, 1/18/21 (g)	EUR	100	123,692

Corporate Bonds	Par (000)		Value
Real Estate Management & Development (continued)
The Howard Hughes Corp., 5.38%, 3/15/25 (c)	USD	101	$104,156
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (c)(e)		4,600	4,393,000
Realogy Group LLC/Realogy Co-Issuer Corp. (c):
4.50%, 4/15/19		120	124,500
5.25%, 12/01/21		133	139,650
4.88%, 6/01/23		409	412,068

			5,297,066
Road & Rail — 1.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (c):
5.13%, 6/01/22 (e)		435	422,494
5.25%, 3/15/25		160	147,900
Avis Budget Finance PLC, 4.13%, 11/15/24	EUR	100	108,403
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40 (e)	USD	1,890	2,387,573
CSX Corp., 4.75%, 5/30/42		350	384,457
Herc Rentals, Inc. (c):
7.50%, 6/01/22		106	112,625
7.75%, 6/01/24		92	98,210
Hertz Corp.:
7.38%, 1/15/21		170	160,331
7.63%, 6/01/22 (c)		290	290,000
5.50%, 10/15/24 (c)		3	2,408
Hertz Holdings Netherlands BV, 4.13%, 10/15/21	EUR	100	106,128
Lima Metro Line 2 Finance Ltd., 5.88%, 7/05/34 (c)	USD	5,000	5,325,000
United Rentals North America, Inc.:
6.13%, 6/15/23		37	39,054
5.50%, 7/15/25		125	131,750

			9,716,333
Semiconductors & Semiconductor Equipment — 0.8%
Advanced Micro Devices, Inc., 7.50%, 8/15/22		51	56,291
Analog Devices, Inc.:
3.90%, 12/15/25		470	491,593
3.50%, 12/05/26		345	349,487
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 1/15/27 (c)		2,850	2,897,381
Microchip Technology, Inc., 2.13%, 12/15/37		40	140,925
Micron Technology, Inc.:
5.25%, 8/01/23 (c)		206	211,665
5.50%, 2/01/25		7	7,302
Series G, 3.00%, 11/15/43 (g)		485	555,628
Microsemi Corp., 9.13%, 4/15/23 (c)		14	16,135

16	BLACKROCK CORE BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds	Par (000)		Value
Semiconductors & Semiconductor Equipment (continued)
NXP BV/NXP Funding LLC (c):
4.13%, 6/15/20	USD	420	$442,050
4.13%, 6/01/21		278	293,290
3.88%, 9/01/22		200	208,750
5.75%, 3/15/23		260	275,033
QUALCOMM, Inc., 4.65%, 5/20/35		250	271,421
Sensata Technologies BV, 5.00%, 10/01/25 (c)		230	238,768

			6,455,719
Software — 1.8%
ACI Worldwide, Inc., 6.38%, 8/15/20 (c)		320	328,200
BMC Software Finance, Inc., 8.13%, 7/15/21 (c)		1,181	1,206,155
CA, Inc., 3.60%, 8/15/22		705	729,841
Ensemble S Merger Sub, Inc., 9.00%, 9/30/23 (c)		210	218,925
Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24 (c)		115	128,800
Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.63%, 11/15/24 (c)		319	340,035
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 8/01/22 (c)		31	29,760
Infor US, Inc., 6.50%, 5/15/22		976	1,016,260
Informatica LLC, 7.13%, 7/15/23 (c)		187	188,403
JDA Escrow LLC/JDA Bond Finance, Inc., 7.38%, 10/15/24 (c)		152	157,700
Microsoft Corp., 3.50%, 11/15/42 (e)		4,000	3,848,936
Nuance Communications, Inc. (c):
5.38%, 8/15/20		39	39,731
6.00%, 7/01/24		170	180,625
5.63%, 12/15/26		69	72,623
Oracle Corp., 5.38%, 7/15/40 (e)		3,025	3,632,971
PTC, Inc., 6.00%, 5/15/24		71	75,659
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (c)		557	637,765
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23		227	242,578
TIBCO Software, Inc., 11.38%, 12/01/21 (c)		565	624,325
Veritas US, Inc./Veritas Bermuda Ltd.:
7.50%, 2/01/23 (c)		200	214,000
7.50%, 2/01/23	EUR	100	120,198

Corporate Bonds	Par (000)		Value
Software (continued)
Veritas US, Inc./Veritas Bermuda Ltd. (continued):
10.50%, 2/01/24 (c)	USD	600	$649,500

			14,682,990
Specialty Retail — 0.5%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		269	275,221
Group 1 Automotive, Inc., 5.00%, 6/01/22		110	111,650
Home Depot, Inc., 5.88%, 12/16/36		1,660	2,158,901
JC Penney Corp., Inc.:
8.13%, 10/01/19		28	31,045
6.38%, 10/15/36		14	10,220
7.40%, 4/01/37		52	40,040
L Brands, Inc., 6.88%, 11/01/35		251	244,097
Lowe’s Cos, Inc., 4.38%, 9/15/45		1,000	1,069,324
Penske Automotive Group, Inc., 5.50%, 5/15/26		22	21,945
PetSmart, Inc. (c):
5.88%, 6/01/25		93	93,349
8.88%, 6/01/25		28	27,580

			4,083,372
Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc., 4.65%, 2/23/46 (e)		2,400	2,673,091
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (c):
4.42%, 6/15/21		20	21,076
7.13%, 6/15/24		438	488,131
6.02%, 6/15/26		110	121,422
8.35%, 7/15/46		45	57,795
Hewlett Packard Enterprise Co., 4.90%, 10/15/25		1,500	1,586,934
Riverbed Technology, Inc., 8.88%, 3/01/23 (c)		155	155,388
Western Digital Corp.:
7.38%, 4/01/23 (c)		384	420,288
10.50%, 4/01/24		117	137,124

			5,661,249
Textiles, Apparel & Luxury Goods — 0.0%
BiSoho SAS, 5.88%, 5/01/23	EUR	90	110,207
Hanesbrands, Inc., 4.63%, 5/15/24 (c)	USD	36	36,000
Springs Industries, Inc., 6.25%, 6/01/21		36	37,170

			183,377

BLACKROCK CORE BOND TRUST	MAY 31, 2017	17

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Thrifts & Mortgage Finance — 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 3/15/22 (c)	USD	239	$245,274
Tobacco — 1.5%
Altria Group, Inc.:
9.95%, 11/10/38		516	872,428
10.20%, 2/06/39		894	1,536,556
5.38%, 1/31/44 (e)		4,030	4,796,462
3.88%, 9/16/46		1,250	1,194,657
Reynolds American, Inc.:
4.45%, 6/12/25		635	684,268
7.00%, 8/04/41		1,000	1,237,267
5.85%, 8/15/45		1,500	1,816,696

			12,138,334
Transportation Infrastructure — 0.4%
CEVA Group PLC, 7.00%, 3/01/21 (c)		310	280,550
CMA CGM SA, 7.75%, 1/15/21	EUR	100	117,334
I 595 Express LLC, 3.31%, 12/31/31 (a)	USD	1,340	1,323,624
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26 (c)		490	481,125
Transurban Finance Co. Property Ltd., 4.13%, 2/02/26 (c)		580	605,444

			2,808,077
Utilities — 0.0%
ContourGlobal Power Holdings SA, 5.13%, 6/15/21	EUR	100	118,620
Wireless Telecommunication Services — 2.0%
Communications Sales & Leasing, Inc./CSL Capital LLC:
6.00%, 4/15/23 (c)	USD	101	105,798
8.25%, 10/15/23		454	477,835
7.13%, 12/15/24 (c)		133	133,333
Crown Castle Towers LLC, 6.11%, 1/15/40 (c)		3,155	3,415,787
CyrusOne LP/CyrusOne Finance Corp. (c):
5.00%, 3/15/24		210	214,725
5.38%, 3/15/27		15	15,450
Digicel Ltd., 6.00%, 4/15/21 (c)		1,550	1,499,206
GEO Group, Inc.:
5.13%, 4/01/23		278	279,390
6.00%, 4/15/26		117	121,095
Matterhorn Telecom SA, 3.25%, 2/01/23 (b)	EUR	100	112,756
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25 (c)	USD	243	248,467

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (continued)
Rogers Communications, Inc., 7.50%, 8/15/38	USD	2,325	$3,166,101
Sprint Capital Corp.:
6.90%, 5/01/19		140	151,025
6.88%, 11/15/28		844	935,785
8.75%, 3/15/32		110	138,669
Sprint Communications, Inc. (c):
9.00%, 11/15/18		536	588,260
7.00%, 3/01/20		380	421,800
Sprint Corp.:
7.25%, 9/15/21		240	272,474
7.88%, 9/15/23		681	786,555
7.13%, 6/15/24		1,006	1,131,624
7.63%, 2/15/25		120	138,000
T-Mobile USA, Inc.:
4.00%, 4/15/22		132	136,794
6.00%, 3/01/23		205	218,059
6.84%, 4/28/23		40	42,800
6.50%, 1/15/24		240	259,860
6.38%, 3/01/25		37	40,099
5.13%, 4/15/25		135	140,752
5.38%, 4/15/27		81	86,265
Trilogy International Partners LLC/Trilogy International Finance, Inc., 8.88%, 5/01/22 (c)		70	73,325
Uniti Group, Inc./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.13%, 12/15/24 (c)		105	105,788
Xplornet Communications, Inc., (9.63% Cash or 10.63% PIK), 9.63%, 6/01/22 (c)(f)		59	61,360

			15,519,237
Total Corporate Bonds — 67.8%			539,611,863

Floating Rate Loan Interests (b)
Air Freight & Logistics — 0.0%
CEVA Group PLC, Synthetic LOC, 6.50%, 3/19/21		18	15,993
CEVA Intercompany BV, Dutch Term Loan, 6.67%, 3/19/21		19	16,809
CEVA Logistics Canada ULC, Canadian Term Loan, 6.67%, 3/19/21		3	2,508
CEVA Logistics US Holdings, Inc., Term Loan, 6.67%, 3/19/21		27	23,891

			59,201

18	BLACKROCK CORE BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Floating Rate Loan Interests (b)		Par (000)	Value
Auto Components — 0.0%
USI, Inc., 2017 Term Loan B, 4.18%, 5/16/24	USD	56	$55,902
Chemicals — 0.0%
Alpha 3 BV, 2017 Term Loan B1, 4.15%, 1/31/24		81	81,380
MacDermid, Inc., Term Loan B5, 4.54%, 6/07/20		60	60,946

			142,326
Commercial Services & Supplies — 0.1%
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.90% - 4.93%, 11/26/20		118	118,365
Garda World Security Corp., 2017 Term Loan, 5.04%, 5/24/24		125	125,304

			243,669
Diversified Consumer Services — 0.0%
Laureate Education, Inc., 2017 Term Loan B, 5.54%, 4/26/24		80	80,143
Diversified Telecommunication Services — 0.2%
CenturyLink, Inc., 2017 Term Loan B, 3.93%, 1/31/25		1,192	1,189,664
Digicel International Finance Ltd., 2017 Term Loan B, 4.94%, 5/08/24		279	281,268
Zayo Group LLC, 2017 Term Loan B2, 3.51%, 1/19/24		280	282,000

			1,752,932
Electrical Equipment — 0.0%
Gates Global LLC, 2017 Term Loan B, 4.41%, 4/01/24		198	198,891
Energy Equipment & Services — 0.0%
Weatherford International Ltd., Term Loan, 3.35%, 7/13/20 (a)		193	190,498
Food & Staples Retailing — 0.0%
BJ’s Wholesale Club, Inc., 2017 1st Lien Term Loan, 4.75%, 2/03/24		131	130,728
Food Products — 0.0%
Chobani LLC, 1st Lien Term Loan, 5.29%, 10/07/23		41	41,538
Health Care Equipment & Supplies — 0.1%
DJO Finance LLC, 2015 Term Loan, 4.25% - 4.29%, 6/08/20		220	217,019
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		385	383,204

Floating Rate Loan Interests (b)		Par (000)	Value
Health Care Equipment & Supplies (continued)
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.78%, 6/30/21	USD	20	$20,010

			620,233
Health Care Providers & Services — 0.1%
Iasis Healthcare LLC, Term Loan B3, 5.25%, 2/16/21		44	44,385
inVentiv Health, Inc., 2016 Term Loan B, 4.80%, 11/09/23		80	80,634
Team Health Holdings, Inc., 1st Lien Term Loan, 3.79%, 2/06/24		154	153,085
Vizient, Inc., 2017 Term Loan B, 4.50%, 2/13/23		68	68,893

			346,997
Hotels, Restaurants & Leisure — 0.2%
Amaya Holdings BV, Repriced Term Loan B, 4.65%, 8/01/21		208	207,904
Burger King Newco Unlimited Liability Co., Term Loan B3, 3.25% - 3.40%, 2/16/24		78	78,117
Caesars Entertainment Resort Properties LLC, Term Loan B, 4.54%, 10/11/20		1,365	1,371,748

			1,657,769
Industrial Conglomerates — 0.1%
Cortes NP Acquisition Corp., 2017 Term Loan B, 5.00%, 11/30/23		320	323,027
Sequa Corp.:
1st Lien Term Loan, 6.67%, 11/28/21		115	115,648
2nd Lien Term Loan, 10.17%, 4/28/22 (a)		40	40,800

			479,475
Insurance — 0.0%
Alliant Holdings I, Inc., 2015 Term Loan B, 4.42%, 8/12/22		81	81,259
IT Services — 0.0%
NeuStar, Inc.:
Term Loan B1, 3.25%, 8/28/19		31	31,414
Term Loan B2, 4.90%, 2/28/24		85	85,700

			117,114
Machinery — 0.1%
Silver II US Holdings LLC, Term Loan, 4.15%, 12/13/19		622	618,989

BLACKROCK CORE BOND TRUST	MAY 31, 2017	19

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Floating Rate Loan Interests (b)		Par (000)	Value
Media — 0.2%
CSC Holdings LLC, 2017 1st Lien Term Loan, 3.25%, 7/17/25	USD	38	$38,066
iHeartCommunications, Inc., Term Loan D, 7.79%, 1/30/19		211	173,646
Intelsat Jackson Holdings SA, Term Loan B2, 3.89%, 6/30/19		924	911,865
Ziggo Secured Finance Partnership, Term Loan E, 3.49%, 4/15/25		149	148,937

			1,272,514
Multiline Retail — 0.0%
Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		188	146,170
Oil, Gas & Consumable Fuels — 0.3%
California Resources Corp.:
Second Out Term Loan, 11.38%, 12/31/21		354	391,612
Term Loan A, 4.04%, 10/01/19		331	319,565
Chesapeake Energy Corp., Term Loan, 8.69%, 8/23/21		1,239	1,334,766

			2,045,943
Professional Services — 0.0%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 4.29%, 7/23/21		178	176,136
Information Resources, Inc., 1st Lien Term Loan, 5.26%, 1/18/24		49	49,444

			225,580
Software — 0.3%
BMC Software Finance, Inc., 2017 Term Loan, 5.00%, 9/13/22		347	348,804
CCC Information Services, Inc.:
2017 1st Lien Term Loan, 4.04%, 4/27/24		75	75,269
2017 2nd Lien Term Loan, 7.79%, 4/27/25		23	23,496
Infor US, Inc., Term Loan B6, 3.90%, 2/01/22		148	147,965
Kronos, Inc., 2nd Lien Term Loan, 9.42%, 11/01/24		353	366,159
MA FinanceCo. LLC, Term Loan B3, 3.00%, 4/29/24		13	12,946
Misys Europe SA:
1st Lien Term Loan, 4.67%, 4/27/24		224	224,430
2nd Lien Term Loan, 8.25%, 4/27/25		49	49,943

Floating Rate Loan Interests (b)		Par (000)	Value
Software (continued)
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B, 4.67%, 4/26/24	USD	110	$109,496
Seattle Spinco, Inc., Term Loan B3, 2.75%, 4/19/24		87	87,427
Tempo Acquisition LLC, Term Loan, 4.00%, 5/01/24		150	150,482
Veritas US, Inc., Term Loan B1, 6.77%, 1/27/23		941	941,378

			2,537,795
Textiles, Apparel & Luxury Goods — 0.0%
Ascend Performance Materials Operations LLC, Term Loan B, 6.65%, 8/12/22		186	187,742
Total Floating Rate Loan Interests — 1.7%			13,233,408

Foreign Agency Obligations
Argentine Republic Government International Bond:
7.50%, 4/22/26		3,875	4,274,125
7.63%, 4/22/46		3,121	3,317,623
Cyprus Government International Bond, 4.63%, 2/03/20 (c)	EUR	1,210	1,492,188
Iceland Government International Bond, 5.88%, 5/11/22	USD	3,555	4,093,408
Italian Government International Bond, 5.38%, 6/15/33		2,925	3,284,795
Portugal Government International Bond, 5.13%, 10/15/24 (c)		3,970	4,029,550
Slovenia Government International Bond, 5.85%, 5/10/23 (c)		864	1,010,232
Total Foreign Agency Obligations — 2.7%			21,501,921

Municipal Bonds
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution:
Series EE, 5.50%, 6/15/43		930	1,056,889
Series GG, Build America Bonds, 5.72%, 6/15/42		1,390	1,824,820
Water & Sewer System, Series EE, 5.38%, 6/15/43		770	870,331
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40		1,900	2,446,326

20	BLACKROCK CORE BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Municipal Bonds		Par (000)	Value
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 1/15/40	USD	2,535	$3,242,544
Metropolitan Transportation Authority, RB, Build America Bonds, Series C, 7.34%, 11/15/39		1,295	1,942,694
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A, 7.06%, 4/01/57		2,000	2,214,300
New York State Dormitory Authority, RB, Build America Bonds:
5.63%, 3/15/39		1,100	1,354,067
5.60%, 3/15/40		1,900	2,377,926
Port Authority of New York & New Jersey, RB, 159th Series, 6.04%, 12/01/29		780	996,536
State of California, GO, Build America Bonds:
Various Purpose, 7.55%, 4/01/39		280	422,198
Various Purposes, 7.63%, 3/01/40		1,720	2,583,715
State of Illinois, GO, Pension, 5.10%, 6/01/33		2,000	1,802,760
University of California, RB, Build America Bonds, 5.95%, 5/15/45		885	1,112,410
Total Municipal Bonds — 3.0%			24,247,516

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.6%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37		623	623,146
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		1,309	1,287,180
Series 2006-OA21, Class A1, 1.20%, 3/20/47 (b)		936	788,932
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 3.19%, 7/27/36 (b)(c)		323	322,769

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 3.84%, 6/19/35 (b)	USD	484	$474,954
GSR Mortgage Loan Trust:
Series 2006-4F, Class 1A1, 5.00%, 5/25/36		90	89,252
Series 2007-4F, Class 3A1, 6.00%, 7/25/37		232	210,196
JPMorgan Mortgage Trust, Series 2006-S3, Class 1A12, 6.50%, 8/25/36		85	76,496
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 3.55%, 5/25/36 (b)		646	538,258
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 1.46%, 5/25/47 (b)		232	209,612

			4,620,795
Commercial Mortgage-Backed Securities — 10.5%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.60%, 4/14/33 (b)(c)		4,170	4,263,660
Citigroup Commercial Mortgage Trust:
Series 2013-GC15, Class B, 5.11%, 9/10/46 (b)		7,183	7,996,073
Series 2016-P5, Class A4, 2.94%, 10/10/49		6,000	5,957,086
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,720	1,752,327
Commercial Mortgage Trust:
Series 2008-LS1, Class A4B, 6.11%, 12/10/49 (b)		757	760,181
Series 2013-300P, Class A1, 4.35%, 8/10/30 (c)		1,330	1,454,494
Series 2013-CR11, Class B, 5.16%, 8/10/50 (b)		7,000	7,719,708
Series 2013-LC6, Class B, 3.74%, 1/10/46		1,390	1,428,360
Series 2014-CR21, Class A3, 3.53%, 12/10/47		1,300	1,356,714
Series 2015-3BP, Class A, 3.18%, 2/10/35 (c)		7,570	7,694,810
Series 2015-CR22, Class C, 4.26%, 3/10/48 (b)		5,000	5,007,912
Series 2015-LC19, Class C, 4.26%, 2/10/48 (b)		3,500	3,573,151

BLACKROCK CORE BOND TRUST	MAY 31, 2017	21

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Core Industrial Trust, Series 2015-TEXW, Class D, 3.85%, 2/10/34 (b)(c)	USD	4,585	$4,717,580
CSAIL Commercial Mortgage Trust, Series 2015-C1 (b):
Class B, 4.04%, 4/15/50		1,110	1,158,722
Class C, 4.30%, 4/15/50		1,000	1,027,063
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 9/10/49		2,485	2,462,048
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.38%, 12/15/34 (b)(c)		6,170	6,272,411
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.68%, 2/10/46 (c)		2,505	2,582,333
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-LN2, Class A2, 5.12%, 7/15/41		13	13,239
Series 2016-NINE, Class A, 2.85%, 10/06/38 (b)(c)		4,800	4,740,662
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.87%, 9/15/45 (b)		1,562	1,575,478
Morgan Stanley Capital I Trust, Series 2014-CPT, Class G, 3.45%, 7/13/29 (b)(c)		3,200	3,149,233
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48		3,205	3,333,818
WF-RBS Commercial Mortgage Trust, Series 2012-C8:
Class B, 4.31%, 8/15/45		1,395	1,484,877
Class C, 4.90%, 8/15/45 (b)		1,795	1,879,725

			83,361,665
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Commercial Mortgage Loan Trust, Series 2015-LC21, Class XA, 0.86%, 7/10/48 (b)		19,341	855,433
Total Non-Agency Mortgage-Backed Securities — 11.2%			88,837,893

Preferred Securities
Capital Trusts
Banks — 3.0%
Allied Irish Banks PLC, 7.38% (b)(i)		200	242,342
Banco Santander SA, 6.25% (b)(i)		100	112,475
BNP Paribas SA, 7.20% (b)(c)(i)		2,000	2,272,500
Capital One Financial Corp., Series E, 5.55% (b)(i)		3,500	3,626,875

Capital Trusts		Par (000)	Value
Banks (continued)
CIT Group, Inc., 5.80% (b)(i)	USD	323	$329,056
Citigroup, Inc. (b)(i):
5.95%, 0/ /0		2,200	2,318,313
6.13%		605	648,106
6.30%		4,000	4,215,000
Credit Agricole SA (b)(c)(i):
6.63%		1,400	1,442,560
7.88%		1,000	1,099,424
Intesa Sanpaolo SpA, 7.00% (b)(i)		200	233,657
Nordea Bank AB, 6.13% (b)(c)(i)		2,960	3,093,200
U.S. Bancorp, Series J, 5.30% (b)(i)		311	325,959
Wells Fargo & Co. (b)(i):
Series S, 5.90%		3,510	3,724,988
Series U, 5.88%		430	471,925

			24,156,380
Capital Markets — 0.7%
Goldman Sachs Group, Inc., Series L, 5.70% (b)(i)		612	631,890
Morgan Stanley, Series H, 5.45% (b)(i)		2,627	2,695,959
State Street Corp. (b):
2.13%, 6/01/77		140	130,200
Series F, 5.25% (i)		2,000	2,100,000

			5,558,049
Chemicals — 0.0%
Lanxess AG, 4.50%, 12/06/76 (b)		50	60,882
Solvay Finance SA, 5.12% (b)(i)		100	124,417

			185,299
Diversified Financial Services — 5.1%
Bank of America Corp. (b)(i):
Series V, 5.13%		385	389,812
Series X, 6.25%		4,620	4,961,880
Bank of New York Mellon Corp. (b)(i):
Series D, 4.50% (e)		8,400	8,379,000
Series E, 4.95%		2,000	2,075,000
Barclays PLC, 7.25% (b)(i)		200	275,357
HSBC Holdings PLC, 6.00% (b)(i)		235	239,847
JPMorgan Chase & Co. (b)(i):
Series 1, 7.90%		7,000	7,264,600
Series Q, 5.15%		3,000	3,049,800
Series U, 6.13%		500	538,750
Series V, 5.00%		6,710	6,827,425
Macquarie Bank Ltd., 10.25%, 6/20/57 (b)		1,800	1,805,476
Royal Bank of Scotland Group PLC, 8.63% (b)(i)		200	219,000
Societe Generale SA (b)(c)(i):
6.00%		3,000	2,981,250
7.88%		1,000	1,097,500

			40,104,697

22	BLACKROCK CORE BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Capital Trusts		Par (000)	Value
Diversified Telecommunication Services — 0.0%
Telefonica Europe BV, 4.20% (b)(i)	USD	200	$237,357
Electric Utilities — 0.6%
ComEd Financing III, 6.35%, 3/15/33		300	320,699
Electricite de France SA, 5.25% (b)(c)(i)		4,200	4,231,500
Enel SpA (b):
5.00%, 1/15/75		100	121,603
7.75%, 9/10/75		100	145,923
Gas Natural Fenosa Finance BV, 4.13% (b)(i)		100	118,761

			4,938,486
Industrial Conglomerates — 0.3%
General Electric Co., Series D, 5.00% (b)(i)		2,131	2,248,844
Insurance — 1.8%
Allstate Corp. (b):
5.75%, 8/15/53		2,000	2,176,250
6.50%, 5/15/67		4,100	4,702,187
MetLife, Inc., 6.40%, 12/15/66		2,554	2,913,808
Voya Financial, Inc., 5.65%, 5/15/53 (b)		4,500	4,725,000

			14,517,245
Total Capital Trusts — 11.5%			91,946,357

Preferred Stocks		Shares
Banks — 0.4%
Wells Fargo & Co. (i):
5.85% (b)		75,000	2,047,500
Series Y, 5.63%		50,000	1,266,000

			3,313,500
Capital Markets — 0.7%
Goldman Sachs Group, Inc., Series J, 5.50% (b)(i)		92,000	2,543,800
Morgan Stanley, Series K, 5.85% (b)(i)		82,887	2,209,768
SCE Trust III, Series H, 5.75% (b)(i)		25,314	729,296

			5,482,864
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S, 8.25% (b)(i)		10,000	64,000
Total Preferred Stocks — 1.1%			8,860,364

Trust Preferred		Shares		Value
Diversified Financial Services — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40		29,583		$767,643
Total Preferred Securities — 12.7%				101,574,364

U.S. Government Sponsored Agency Securities		Par (000)
Agency Obligations — 1.5%
Fannie Mae, 5.63%, 7/15/37 (e)	USD	1,600		2,195,528
Federal Home Loan Bank (e):
5.25%, 12/09/22		1,375		1,610,793
5.37%, 9/09/24		2,175		2,629,782
Residual Funding Corp.,, 0.00%, 4/15/30 (j)		6,055		4,159,537
Resolution Funding Corp., 0.00%, 7/15/18 - 10/15/18 (j)		1,050		1,033,152

				11,628,792
Collateralized Mortgage Obligations — 4.1%
Fannie Mae Mortgage-Backed Securities:
Series 2015-47, Class GL, 3.50%, 7/25/45		1,636		1,696,841
Series 2005-5, Class PK, 5.00%, 12/25/34		139		143,439
Series 1991-87, Class S, 23.97%, 8/25/21 (b)		4		4,330
Series G-49, Class S, 928.35%, 12/25/21 (b)		—	(k)	17
Series G-07, Class S, 1,029.12%, 3/25/21 (b)		—	(k)	159
Freddie Mac Mortgage-Backed Securities:
Series 4350, Class DY, 4.00%, 6/15/44		2,830		3,089,955
Series 4480, Class ZX, 4.00%, 11/15/44		5,937		6,320,066
Series 4549, Class TZ, 4.00%, 11/15/45		2,601		2,811,209
Series 4398, Class ZX, 4.00%, 9/15/54		8,537		9,310,754
Series 0173, Class RS, 10.51%, 11/15/21 (a)(b)		—	(k)	2
Ginnie Mae Mortgage-Backed Securities, Series 2014-72, Class MQ, 4.00%, 2/20/44		8,858		9,505,845

				32,882,617
Commercial Mortgage-Backed Securities — 0.2%
Freddie Mac, Series K013, Class A2, 3.97%, 1/25/21 (b)		1,870		2,002,267

BLACKROCK CORE BOND TRUST	MAY 31, 2017	23

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

U.S. Government Sponsored Agency Securities	Par (000)			Value
Interest Only Collateralized Mortgage Obligations — 0.8%
Fannie Mae Mortgage-Backed Securities:
Series 1997-50, Class SI, 1.20%, 4/25/23 (b)	USD	40		$1,085
Series 2012-M9, Class X1, 3.98%, 12/25/17 (b)		7,666		85,041
Series 2012-96, Class DI, 4.00%, 2/25/27		5,580		471,378
Series 2012-47, Class NI, 4.50%, 4/25/42		5,678		1,230,645
Series G92-05, Class H, 9.00%, 1/25/22		—	(k)	16
Series 094, Class 2, 9.50%, 8/25/21		—	(k)	27
Series 1990-136, Class S, 19.06%, 11/25/20 (b)		1		1
Freddie Mac Mortgage-Backed Securities:
Series K707, Class X1, 1.52%, 12/25/18 (b)		4,699		84,985
Series 2611, Class QI, 5.50%, 9/15/32		429		17,857
Series 1254, Class Z, 8.50%, 4/15/22		19		3,060
Series 1043, Class H, 40.55%, 2/15/21 (b)		1		2
Ginnie Mae Mortgage-Backed Securities (b):
Series 2009-78, Class SD, 5.19%, 9/20/32		5,674		954,777
Series 2009-116, Class KS, 5.48%, 12/16/39		2,116		318,267
Series 2011-52, Class NS, 5.68%, 4/16/41		15,995		2,940,037

				6,107,178
Mortgage-Backed Securities — 4.3%
Fannie Mae Mortgage-Backed Securities (e):
3.00%, 8/01/43		10,547		10,660,512
4.00%, 12/01/41 - 12/01/43		5,589		5,945,286
4.50%, 7/01/41 - 4/01/42		12,120		13,114,522
5.00%, 8/01/34		2,085		2,301,893
5.50%, 6/01/38		990		1,108,417
6.00%, 12/01/38		863		976,427
Freddie Mac Mortgage-Backed Securities, 6.00% 6/1/17 - 12/1/18		20		19,108
Ginnie Mae Mortgage-Backed Securities:
5.50%, 8/15/33		57		63,977
8.00%, 7/15/24		—	(k)	209

				34,190,351

U.S. Government Sponsored Agency Securities	Par (000)		Value
Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae Mortgage-Backed Securities (j):
Series 203, Class 1, 0.00%, 2/25/23	USD	2	$2,136
Series 1993-51, Class E, 0.00%, 2/25/23		7	7,091
Series 1993-70, Class A, 0.00%, 5/25/23		1	1,119
Series 0228, Class 1, 0.00%, 6/25/23		2	1,840

			12,186
Total U.S. Government Sponsored Agency Securities — 10.9%			86,823,391

U.S. Treasury Obligations
U.S. Treasury Bonds (e):
3.00%, 11/15/44		61,400	63,177,223
2.50%, 2/15/46		55,000	50,988,850
Total U.S. Treasury Obligations — 14.3%			114,166,073
Total Long-Term Investments (Cost — $1,034,979,144) — 135.5%			1,078,859,591

Short-Term Securities — 2.6%		Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.67% (l)(m)		20,430,978	20,430,978
Total Short-Term Securities (Cost — $20,430,978) — 2.6%			20,430,978
Options Purchased (Cost — $5,453,582) — 0.5%			3,685,714
Total Investments Before Options Written (Cost — $1,060,863,704*) — 138.6%			1,102,976,283
Options Written (Premiums Received — $4,605,908) — (0.4)%			(3,437,254)
Total Investments, Net of Options Written (Cost — $1,056,257,796) — 138.2%			1,099,539,029
Liabilities in Excess of Other Assets — (38.2)%			(303,953,103)

Net Assets — 100.0%			$795,585,926

24	BLACKROCK CORE BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

*	As of May 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,060,694,300

Gross unrealized appreciation	$58,785,514
Gross unrealized depreciation	(16,503,531)

Net unrealized appreciation	$42,281,983

Notes to Schedule of Investments

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(b)	Variable rate security. Rate as of period end.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.

(e)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Convertible security.

(h)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(i)	Perpetual security with no stated maturity date.

(j)	Zero-coupon bond.

(k)	Amount is less than $500.

(l)	During the period ended May 31, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at May 31, 2017	Value at May 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	20,430,978	20,430,978	$20,430,978	$65,182	$77	—
BlackRock Liquidity Funds, TempFund, Institutional Class	12,926,909	(12,926,909)	—	—	49	—	—
Total				$20,430,978	$65,231	$77	—

[1]	Includes net capital gain distributions.

(m)	Current yield as of period end.

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CR	Custodian Receipt
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
GO	General Obligation Bonds

BLACKROCK CORE BOND TRUST	MAY 31, 2017	25

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Portfolio Abbreviations (concluded)

JPY	Japanese Yen
LIBOR	London Interebank Offered Rate
LOC	Letter of Credit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OTC	Over-the-Counter
PIK	Payment-In-Kind
RB	Revenue Bonds
SEK	Swedish Krona
USD	U.S. Dollar

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Nomura Securities International, Inc.	0.97%	6/28/16	Open	$31,762,500	$31,935,703	U.S. Treasury Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	1.30%	10/14/16	Open	2,442,000	2,457,798	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.30%	10/14/16	Open	606,450	610,266	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.30%	10/14/16	Open	2,659,187	2,675,918	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.34%	10/18/16	Open	4,735,250	4,763,049	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.34%	10/18/16	Open	4,749,375	4,777,256	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.25%	10/20/16	Open	3,705,000	3,726,371	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.25%	10/20/16	Open	4,318,000	4,342,906	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	2,610,000	2,620,347	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	3,380,000	3,393,400	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	3,529,500	3,543,493	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	2,386,250	2,395,710	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	3,635,250	3,649,662	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	3,346,875	3,360,144	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	7,141,925	7,170,239	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	3,073,000	3,085,183	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	3,770,000	3,784,946	Corporate Bonds	Open/Demand

26	BLACKROCK CORE BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
HSBC Securities (USA), Inc.	1.25%	10/21/16	Open	$4,921,000	$4,949,098	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.25%	10/21/16	Open	7,991,000	8,036,626	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	1.25%	10/26/16	Open	4,193,000	4,216,696	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.00%	12/15/16	Open	4,132,000	4,151,168	Corporate Bonds	Open/Demand
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.00%	12/15/16	Open	792,281	794,714	U.S. Government Sponsored Agency Securities	Open/Demand
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.00%	12/15/16	Open	1,290,000	1,293,958	U.S. Government Sponsored Agency Securities	Open/Demand
BNP Paribas Securities Corp.	0.61%	12/19/16	Open	1,011,169	1,013,962	U.S. Government Sponsored Agency Securities	Open/Demand
BNP Paribas Securities Corp.	0.61%	12/19/16	Open	809,375	811,610	U.S. Government Sponsored Agency Securities	Open/Demand
BNP Paribas Securities Corp.	0.61%	12/19/16	Open	1,318,625	1,322,267	U.S. Government Sponsored Agency Securities	Open/Demand
BNP Paribas Securities Corp.	0.61%	12/19/16	Open	614,831	616,529	U.S. Government Sponsored Agency Securities	Open/Demand
Credit Suisse Securities (USA) LLC	0.95%	12/19/16	Open	1,452,750	1,458,960	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.95%	12/19/16	Open	1,117,312	1,122,089	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/19/16	Open	4,675,000	4,697,014	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/19/16	Open	1,822,500	1,831,082	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/19/16	Open	2,130,975	2,141,010	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/19/16	Open	2,009,000	2,018,460	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/19/16	Open	1,997,887	2,007,295	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/19/16	Open	1,850,000	1,858,711	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/19/16	Open	1,698,750	1,706,749	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/19/16	Open	1,473,062	1,479,999	Corporate Bonds	Open/Demand

BLACKROCK CORE BOND TRUST	MAY 31, 2017	27

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	1.04%	12/19/16	Open	$2,043,877	$2,053,502	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/19/16	Open	1,900,700	1,909,650	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/19/16	Open	3,137,500	3,152,274	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/19/16	Open	1,463,000	1,469,889	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/19/16	Open	2,200,000	2,210,360	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04%	12/19/16	Open	1,704,938	1,712,966	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.97%	12/29/16	Open	60,555,750	60,733,851	U.S. Treasury Obligations	Open/Demand
Deutsche Bank AG	0.95%	2/27/17	Open	22,562,500	22,606,679	U.S. Treasury Obligations	Open/Demand
Deutsche Bank AG	1.70%	3/16/17	Open	1,686,000	1,692,051	Corporate Bonds	Open/Demand
Deutsche Bank AG	1.70%	3/16/17	Open	1,862,000	1,868,683	Corporate Bonds	Open/Demand
Deutsche Bank AG	1.70%	3/16/17	Open	4,157,000	4,171,919	Corporate Bonds	Open/Demand
Deutsche Bank AG	1.70%	3/16/17	Open	2,265,000	2,273,129	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.45%	3/20/17	Open	735,938	738,072	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.45%	3/20/17	Open	971,163	973,979	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50%	3/20/17	Open	747,563	749,805	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50%	3/20/17	Open	979,688	982,627	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50%	3/20/17	Open	3,007,500	3,016,523	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50%	3/20/17	Open	1,052,125	1,055,281	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50%	3/20/17	Open	4,887,500	4,902,163	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50%	3/20/17	Open	1,009,375	1,012,403	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50%	3/20/17	Open	553,125	554,784	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.36%	3/22/17	Open	778,000	780,057	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(0.50)%	4/06/17	Open	311,025	310,787	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.34%	4/06/17	Open	7,780,528	7,796,456	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.34%	4/06/17	Open	7,038,550	7,052,959	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.34%	4/06/17	Open	7,670,085	7,685,787	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.34%	4/06/17	Open	2,655,250	2,660,686	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.97%	5/10/17	6/13/17	9,439,000	9,444,341	U.S. Government Sponsored Agency Securities	Open/Demand

28	BLACKROCK CORE BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (concluded)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
HSBC Securities (USA), Inc.	0.97%	5/10/17	6/13/17	$938,000	$938,531	U.S. Government Sponsored Agency Securities	Open/Demand
HSBC Securities (USA), Inc.	0.97%	5/10/17	6/13/17	2,225,000	2,226,259	U.S. Government Sponsored Agency Securities	Open/Demand
HSBC Securities (USA), Inc.	0.97%	5/10/17	6/13/17	2,520,000	2,521,426	U.S. Government Sponsored Agency Securities	Open/Demand
HSBC Securities (USA), Inc.	0.97%	5/10/17	6/13/17	3,210,000	3,211,816	U.S. Government Sponsored Agency Securities	Open/Demand
HSBC Securities (USA), Inc.	0.97%	5/10/17	6/13/17	1,071,000	1,071,606	U.S. Government Sponsored Agency Securities	Open/Demand
HSBC Securities (USA), Inc.	0.97%	5/10/17	6/13/17	3,240,000	3,241,833	U.S. Government Sponsored Agency Securities	Open/Demand
HSBC Securities (USA), Inc.	0.97%	5/10/17	6/13/17	10,229,000	10,234,788	U.S. Government Sponsored Agency Securities	Open/Demand
Barclays Capital, Inc.	(3.50)%	5/23/17	Open	105,525	105,484	Corporate Bonds	Open/Demand
Total				$313,844,284	$314,943,794

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
30	90-Day Euro-Dollar	June 2017	$7,406,438	$2,014
(1)	Euro Bund Future	June 2017	$182,342	471
(395)	2-Year U.S. Treasury Note	September 2017	$85,511,329	(40,431)
363	5-Year U.S. Treasury Note	September 2017	$42,947,438	81,539
(437)	10-Year U.S. Treasury Note	September 2017	$55,191,734	(260,412)
97	10-Year U.S. Ultra Long Treasury Note	September 2017	$13,166,234	112,859
135	90-Day Euro Future	September 2017	$33,302,813	25,095
(133)	Long U.S. Treasury Bond	September 2017	$20,457,063	(184,880)
18	Ultra Long U.S. Treasury Bond	September 2017	$2,972,250	42,679
(50)	90-Day Euro Dollar	December 2017	$12,325,625	(16,955)
(135)	90-Day Euro Dollar	June 2018	$33,226,875	(37,826)
265	90-Day Euro Future	December 2018	$65,107,187	181,387
(265)	90-Day Euro Future	December 2019	$64,948,188	(224,790)
Total				$(319,250)

BLACKROCK CORE BOND TRUST	MAY 31, 2017	29

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,143,625	GBP	883,000	JPMorgan Chase Bank N.A.	6/06/17	$5,807
USD	11,937,471	GBP	9,217,000	JPMorgan Chase Bank N.A.	6/06/17	60,611
CHF	10,273,992	EUR	9,365,000	Citibank N.A.	6/15/17	89,332
EUR	3,610,000	CHF	3,861,100	BNP Paribas S.A.	6/15/17	68,170
EUR	3,660,000	GBP	3,112,394	Bank of America N.A.	6/15/17	102,459
EUR	3,600,000	USD	3,932,365	Citibank N.A.	6/15/17	114,355
GBP	3,105,000	CAD	5,251,088	Goldman Sachs International	6/15/17	114,046
GBP	35,000	CAD	59,266	Royal Bank of Canada	6/15/17	1,230
GBP	1,553,216	EUR	1,780,000	Citibank N.A.	6/15/17	1,133
GBP	3,100,000	USD	3,791,494	BNP Paribas S.A.	6/15/17	204,237
GBP	1,550,000	USD	1,965,574	Barclays Bank PLC	6/15/17	32,292
GBP	10,000	USD	12,693	Northern Trust Co.	6/15/17	196
JPY	219,438,201	USD	1,970,000	BNP Paribas S.A.	6/15/17	12,424
NOK	49,668,320	AUD	7,670,000	Morgan Stanley & Co. International PLC	6/15/17	181,634
NOK	33,558,336	USD	3,920,000	BNP Paribas S.A.	6/15/17	52,507
NZD	5,481,623	AUD	5,000,000	BNP Paribas S.A.	6/15/17	168,205
NZD	2,832,398	AUD	2,640,000	Bank of America N.A.	6/15/17	44,969
NZD	5,510,000	CAD	5,145,053	BNP Paribas S.A.	6/15/17	93,102
NZD	2,823,761	EUR	1,770,000	Citibank N.A.	6/15/17	10,424
NZD	2,850,000	USD	1,968,513	BNP Paribas S.A.	6/15/17	50,134
SEK	34,608,776	GBP	3,040,000	BNP Paribas S.A.	6/15/17	66,409
USD	3,930,000	JPY	431,424,592	BNP Paribas S.A.	6/15/17	32,472
USD	1,960,000	NOK	16,446,178	Citibank N.A.	6/15/17	13,165
CAD	3,656,273	AUD	3,645,000	Barclays Bank PLC	6/27/17	550
NOK	135,065,000	SEK	138,466,612	Bank of America N.A.	7/03/17	32,944
NOK	16,855,000	SEK	17,184,549	Barclays Bank PLC	7/03/17	15,055
NOK	16,855,000	SEK	17,196,213	Barclays Bank PLC	7/03/17	13,710
NOK	16,855,000	SEK	17,118,798	Credit Suisse International	7/03/17	22,634
SEK	17,324,530	NOK	16,855,000	Barclays Bank PLC	7/03/17	1,080
SEK	17,420,264	NOK	16,855,000	Goldman Sachs International	7/03/17	12,115
CAD	1,312,298	AUD	1,308,581	Barclays Bank PLC	7/27/17	892
CAD	2,636,864	AUD	2,605,000	Barclays Bank PLC	7/27/17	19,906
CAD	2,638,349	AUD	2,605,000	Barclays Bank PLC	7/27/17	21,006
CAD	2,681,241	AUD	2,605,000	Barclays Bank PLC	7/27/17	52,789
CAD	2,130,026	NZD	2,225,000	Barclays Bank PLC	8/14/17	4,744
NZD	2,225,000	CAD	2,122,443	Barclays Bank PLC	8/14/17	877
NZD	2,830,000	CAD	2,674,163	Barclays Bank PLC	8/14/17	19,938
NZD	2,830,000	CAD	2,646,475	Deutsche Bank AG	8/14/17	40,462
NZD	2,830,000	CAD	2,662,289	Deutsche Bank AG	8/14/17	28,740
NZD	2,830,000	CAD	2,643,787	Goldman Sachs International	8/14/17	42,454
NZD	2,830,000	CAD	2,640,461	Morgan Stanley & Co. International PLC	8/14/17	44,920
NZD	2,830,000	CAD	2,646,192	Morgan Stanley & Co. International PLC	8/14/17	40,672
NZD	3,430,000	CAD	3,203,689	Morgan Stanley & Co. International PLC	8/14/17	51,914
GBP	1,544,667	EUR	1,765,000	Barclays Bank PLC	9/26/17	2,412
						1,989,127

30	BLACKROCK CORE BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,885,582	EUR	9,043,000	Citibank N.A.	6/06/17	$(274,727)
USD	2,384,265	EUR	2,182,000	Deutsche Bank AG	6/06/17	(67,332)
USD	107,048	EUR	98,000	Morgan Stanley & Co. International PLC	6/06/17	(3,060)
AUD	7,670,000	NOK	49,408,169	Citibank N.A.	6/15/17	(150,838)
AUD	2,350,000	NZD	2,517,139	Bank of America N.A.	6/15/17	(37,108)
AUD	2,640,000	NZD	2,807,429	Citibank N.A.	6/15/17	(27,284)
AUD	2,650,000	NZD	2,847,298	JPMorgan Chase Bank N.A.	6/15/17	(48,094)
CAD	5,368,868	EUR	3,660,000	BNP Paribas S.A.	6/15/17	(138,828)
CAD	5,197,550	GBP	3,140,000	Citibank N.A.	6/15/17	(198,802)
CAD	5,178,419	NZD	5,510,000	Citibank N.A.	6/15/17	(68,396)
CHF	3,961,163	EUR	3,670,000	Citibank N.A.	6/15/17	(32,218)
CHF	3,874,555	EUR	3,610,000	Northern Trust Co.	6/15/17	(54,267)
EUR	9,365,000	CHF	10,266,749	Barclays Bank PLC	6/15/17	(81,847)
GBP	1,613,868	EUR	1,880,000	Citibank N.A.	6/15/17	(33,100)
GBP	3,040,000	SEK	34,241,150	BNP Paribas S.A.	6/15/17	(24,082)
JPY	216,752,676	USD	1,960,000	Bank of America N.A.	6/15/17	(1,837)
NZD	2,782,510	GBP	1,530,000	Citibank N.A.	6/15/17	(1,242)
USD	1,980,000	CHF	1,923,932	Citibank N.A.	6/15/17	(8,057)
USD	3,937,158	EUR	3,600,000	Citibank N.A.	6/15/17	(109,562)
USD	3,919,202	GBP	3,050,000	BNP Paribas S.A.	6/15/17	(12,082)
USD	1,948,357	GBP	1,560,000	Barclays Bank PLC	6/15/17	(62,398)
USD	3,799,196	GBP	3,100,000	Royal Bank of Scotland PLC	6/15/17	(196,535)
USD	1,960,000	NOK	16,629,370	Barclays Bank PLC	6/15/17	(8,521)
USD	1,992,853	NZD	2,850,000	BNP Paribas S.A.	6/15/17	(25,795)
AUD	3,645,000	CAD	3,721,345	Citibank N.A.	6/27/17	(48,743)
NOK	16,855,000	SEK	17,338,486	Barclays Bank PLC	7/03/17	(2,689)
NOK	16,855,000	SEK	17,441,621	Credit Suisse International	7/03/17	(14,577)
SEK	17,274,386	NOK	16,855,000	Barclays Bank PLC	7/03/17	(4,700)
SEK	41,500,729	NOK	40,450,000	Citibank N.A.	7/03/17	(6,178)
SEK	163,748,316	NOK	159,565,000	Morgan Stanley & Co. International PLC	7/03/17	(19,939)
USD	9,492,005	EUR	8,437,000	BNP Paribas S.A.	7/06/17	(3,022)
USD	2,154,681	EUR	1,915,000	Deutsche Bank AG	7/06/17	(466)
USD	11,817,054	GBP	9,187,000	Deutsche Bank AG	7/06/17	(32,857)
USD	1,125,565	GBP	875,000	Standard Chartered Bank	7/06/17	(3,060)
AUD	2,605,000	CAD	2,611,640	Barclays Bank PLC	7/27/17	(1,214)
AUD	2,605,000	CAD	2,617,353	Barclays Bank PLC	7/27/17	(5,447)
AUD	2,605,000	CAD	2,622,855	Barclays Bank PLC	7/27/17	(9,524)
AUD	2,605,000	CAD	2,637,526	Barclays Bank PLC	7/27/17	(20,396)
AUD	3,645,000	CAD	3,652,753	Barclays Bank PLC	7/27/17	(559)
AUD	2,605,000	CAD	2,659,249	Credit Suisse International	7/27/17	(36,493)
CAD	7,558,493	AUD	7,546,419	Morgan Stanley & Co. International PLC	7/27/17	(1,789)
CAD	2,672,284	NZD	2,830,000	Barclays Bank PLC	8/14/17	(21,331)
CAD	2,683,579	NZD	2,830,000	Barclays Bank PLC	8/14/17	(12,959)
CAD	2,685,144	NZD	2,830,000	Barclays Bank PLC	8/14/17	(11,799)
CAD	2,696,404	NZD	2,830,000	Barclays Bank PLC	8/14/17	(3,452)
CAD	2,650,592	NZD	2,830,000	Deutsche Bank AG	8/14/17	(37,410)
CAD	2,654,002	NZD	2,830,000	Deutsche Bank AG	8/14/17	(34,882)
CAD	2,655,358	NZD	2,830,000	Deutsche Bank AG	8/14/17	(33,878)
CAD	2,670,247	NZD	2,830,000	Deutsche Bank AG	8/14/17	(22,841)

BLACKROCK CORE BOND TRUST	MAY 31, 2017	31

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Forward Foreign Currency Exchange Contracts (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	16,528,863	CAD	2,665,000	JPMorgan Chase Bank N.A.	8/28/17	$(16,995)

						(2,073,212)
Net Unrealized Depreciation						$(84,085)

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Eurodollar 1-Year Mid-Curve Options	Put	6/16/17	USD	98.13	200	$1,250

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
2-Year Interest Rate Swap	Citibank N.A.	Call	1.55%	Receive	3-Month LIBOR	1/25/18	USD	40,000	$85,620
1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	1.94%	Receive	3-Month LIBOR	3/05/18	USD	27,900	105,478
1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	1.94%	Receive	3-Month LIBOR	3/05/18	USD	9,700	36,672
2-Year Interest Rate Swap	Deutsche Bank AG	Call	1.25%	Receive	3-Month LIBOR	10/17/18	USD	10,000	16,280
10-Year Interest Rate Swap	Barclays Bank PLC	Call	2.75%	Receive	3-Month LIBOR	3/13/19	USD	2,290	127,044
2-Year Interest Rate Swap	Deutsche Bank AG	Call	2.25%	Receive	3-Month LIBOR	3/27/19	USD	20,000	210,847
2-Year Interest Rate Swap	Barclays Bank PLC	Call	2.00%	Receive	3-Month LIBOR	4/25/19	USD	40,000	309,658
10-Year Interest Rate Swap[1]	Deutsche Bank AG	Call	2.60%	Receive	3-Month LIBOR	1/25/27	USD	1,900	(12,413)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.40%	Receive	3-Month LIBOR	2/08/27	USD	1,875	104,728
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	2.94%	Pay	3-Month LIBOR	7/05/17	USD	12,000	1,383
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.40%	Pay	3-Month LIBOR	7/18/17	USD	2,130	3,448
10-Year Interest Rate Swap	Barclays Bank PLC	Put	2.50%	Pay	3-Month LIBOR	10/20/17	USD	5,800	31,239
30-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	3.10%	Pay	3-Month LIBOR	1/03/18	USD	3,000	19,067
30-Year Interest Rate Swap	Barclays Bank PLC	Put	3.25%	Pay	3-Month LIBOR	3/13/18	USD	1,830	12,748
30-Year Interest Rate Swap	Barclays Bank PLC	Put	3.55%	Pay	3-Month LIBOR	3/13/18	USD	2,290	6,916
30-Year Interest Rate Swap	Barclays Bank PLC	Put	3.85%	Pay	3-Month LIBOR	3/13/18	USD	2,750	3,635
1-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	0.15%	Pay	6-Month EURIBOR	3/04/19	EUR	34,880	61,172
30-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	4.00%	Pay	3-Month LIBOR	3/04/19	USD	1,600	11,732

32	BLACKROCK CORE BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased (concluded)

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Index Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
15-Year Interest Rate Swap	Barclays Bank PLC	Put	1.10%	Pay	6-Month LIBOR	5/15/20	JPY	250,000	$28,209
10-Year Interest Rate Swap	Bank of America N.A.	Put	3.50%	Pay	3-Month LIBOR	2/01/21	USD	4,000	84,787
10-Year Interest Rate Swap	Citibank N.A.	Put	3.50%	Pay	3-Month LIBOR	2/01/21	USD	4,380	92,841
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.25%	Pay	3-Month LIBOR	10/25/21	USD	6,890	108,736
5-Year Interest Rate Swap	Barclays Bank PLC	Put	3.15%	Pay	3-Month LIBOR	10/27/21	USD	16,560	282,763
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	3.25%	Pay	3-Month LIBOR	12/16/21	USD	6,050	99,057
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.25%	Pay	3-Month LIBOR	12/16/21	USD	6,200	101,513
5-Year Interest Rate Swap	Barclays Bank PLC	Put	3.35%	Pay	3-Month LIBOR	1/04/22	USD	19,050	292,522
10-Year Interest Rate Swap	Credit Suisse International	Put	1.25%	Pay	6-Month LIBOR	1/11/22	JPY	250,000	21,205
10-Year Interest Rate Swap	Credit Suisse International	Put	1.55%	Pay	6-Month LIBOR	2/22/22	JPY	250,000	16,853
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	1.60%	Pay	6-Month LIBOR	3/16/22	JPY	250,000	16,563
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	1.45%	Pay	6-Month LIBOR	4/04/22	JPY	250,000	19,159
15-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	3.25%	Pay	3-Month LIBOR	5/03/22	USD	4,050	188,425
15-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	3.25%	Pay	3-Month LIBOR	5/03/22	USD	3,950	183,773
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.00%	Pay	3-Month LIBOR	4/12/27	USD	2,590	143,738
20-Year Interest Rate Swap	Barclays Bank PLC	Put	4.00%	Pay	6-Month EURIBOR	8/09/33	EUR	2,410	90,406
Total									$2,905,804

[1] Forward settling swaption.

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
EUR Currency	Call	Deutsche Bank AG	6/22/17	JPY	128.00	EUR	10,535	$14,426
AUD Currency	Call	Morgan Stanley & Co. International PLC	6/23/17	CAD	1.05	AUD	23,440	453
USD Currency	Call	Citibank N.A.	6/28/17	CHF	0.99	USD	15,840	16,664
AUD Currency	Call	HSBC Bank PLC	6/29/17	NZD	1.11	AUD	10,510	102
NOK Currency	Call	Deutsche Bank AG	6/29/17	SEK	1.05	NOK	132,990	13,709
NZD Currency	Call	Morgan Stanley & Co. International PLC	8/10/17	CAD	0.95	NZD	22,545	252,200
CAD Currency	Call	JPMorgan Chase Bank N.A.	8/24/17	NOK	6.40	CAD	10,650	50,717
EUR Currency	Call	Barclays Bank PLC	9/22/17	GBP	0.90	EUR	14,325	119,773
EUR Currency	Put	Barclays Bank PLC	6/01/17	AUD	1.45	EUR	14,390	—

BLACKROCK CORE BOND TRUST	MAY 31, 2017	33

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

OTC Options Purchased (concluded)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
EUR Currency	Put	Barclays Bank PLC	6/01/17	AUD	1.41	EUR	14,390	—
EUR Currency	Put	UBS AG	6/14/17	NZD	1.57	EUR	14,295	$52,896
EUR Currency	Put	UBS AG	6/14/17	NZD	1.53	EUR	14,295	3,196
GBP Currency	Put	Citibank N.A.	6/15/17	NOK	10.30	GBP	9,355	964
AUD Currency	Put	Citibank N.A.	7/25/17	CAD	1.00	AUD	15,625	100,230
NZD Currency	Put	Morgan Stanley & Co. International PLC	8/10/17	CAD	0.95	NZD	22,545	152,607
EUR Currency	Put	UBS AG	8/14/17	EUR	1.03	EUR	7,315	723
Total								$778,660

OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	0.15%	Pay	6-Month EURIBOR	12/04/17	EUR	5,700	$(17,557)
5-Year Interest Rate Swap	Morgan Stanley & Co. International PLC	Call	1.70%	Pay	3-Month LIBOR	12/18/17	USD	7,600	(36,903)
2-Year Interest Rate Swap	Citibank N.A.	Call	1.05%	Pay	3-Month LIBOR	1/25/18	USD	60,000	(18,362)
2-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	1.60%	Pay	3-Month LIBOR	3/01/18	USD	24,400	(64,489)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.41%	Pay	3-Month LIBOR	3/05/18	USD	5,580	(138,657)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.41%	Pay	3-Month LIBOR	3/05/18	USD	1,940	(48,207)
5-Year Interest Rate Swap	Barclays Bank PLC	Call	0.10%	Pay	6-Month EURIBOR	3/13/18	EUR	11,520	(31,901)
2-Year Interest Rate Swap	Citibank N.A.	Call	1.94%	Pay	3-Month LIBOR	4/05/18	USD	21,700	(136,532)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	0.90%	Pay	3-Month LIBOR	10/17/18	USD	20,000	(13,660)
2-Year Interest Rate Swap	Citibank N.A.	Call	2.00%	Pay	3-Month LIBOR	3/11/19	USD	18,800	(143,189)
10-Year Interest Rate Swap	Barclays Bank PLC	Call	2.00%	Pay	3-Month LIBOR	3/13/19	USD	4,580	(98,221)
2-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	1.60%	Pay	3-Month LIBOR	3/21/19	USD	15,400	(63,541)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	1.75%	Pay	3-Month LIBOR	3/27/19	USD	30,000	(159,088)
2-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	1.75%	Pay	3-Month LIBOR	3/28/19	USD	8,470	(44,868)
2-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	1.60%	Pay	3-Month LIBOR	4/12/19	USD	6,700	(28,298)
2-Year Interest Rate Swap	Barclays Bank PLC	Call	1.50%	Pay	3-Month LIBOR	4/25/19	USD	80,000	(290,122)
2-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	1.65%	Pay	3-Month LIBOR	5/06/19	USD	28,440	(133,680)
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	1.70%	Pay	3-Month LIBOR	1/05/22	USD	5,000	(79,152)

34	BLACKROCK CORE BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.75%	Pay	3-Month LIBOR	2/08/22	USD	5,000	$(83,609)
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	3.19%	Receive	3-Month LIBOR	7/05/17	USD	12,000	(119)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.65%	Receive	3-Month LIBOR	7/18/17	USD	2,130	(426)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.40%	Receive	3-Month LIBOR	10/20/17	USD	2,900	(22,430)
2-Year Interest Rate Swap	Wells Fargo Bank N.A.	Put	2.00%	Receive	3-Month LIBOR	11/21/17	USD	26,600	(16,682)
2-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	2.10%	Receive	3-Month LIBOR	11/22/17	USD	12,090	(4,754)
2-Year Interest Rate Swap	Citibank N.A.	Put	2.15%	Receive	3-Month LIBOR	11/29/17	USD	21,810	(7,478)
2-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	2.10%	Receive	3-Month LIBOR	12/04/17	USD	10,790	(5,028)
5-Year Interest Rate Swap	Barclays Bank PLC	Put	0.65%	Receive	6-Month EURIBOR	12/04/17	EUR	7,200	(10,474)
5-Year Interest Rate Swap	Morgan Stanley & Co. International PLC	Put	2.70%	Receive	3-Month LIBOR	12/18/17	USD	7,600	(6,682)
10-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	3.00%	Receive	3-Month LIBOR	1/03/18	USD	7,430	(16,243)
2-Year Interest Rate Swap	Citibank N.A.	Put	2.30%	Receive	3-Month LIBOR	1/25/18	USD	20,000	(8,134)
30-Year Interest Rate Swap	Barclays Bank PLC	Put	2.95%	Receive	3-Month LIBOR	3/13/18	USD	1,830	(28,854)
2-Year Interest Rate Swap	Citibank N.A.	Put	1.94%	Receive	3-Month LIBOR	4/05/18	USD	21,700	(52,446)
2-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.15%	Receive	3-Month LIBOR	4/06/18	USD	8,320	(10,923)
2-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	1.75%	Receive	3-Month LIBOR	4/12/18	USD	38,200	(154,022)
2-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	1.45%	Receive	3-Month LIBOR	6/27/18	USD	10,000	(87,321)
2-Year Interest Rate Swap	Citibank N.A.	Put	1.40%	Receive	3-Month LIBOR	7/05/18	USD	10,000	(95,933)
2-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	1.50%	Receive	3-Month LIBOR	9/06/18	USD	26,000	(237,598)
2-Year Interest Rate Swap	Barclays Bank PLC	Put	2.50%	Receive	3-Month LIBOR	10/17/18	USD	5,000	(8,594)
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	0.64%	Receive	6-Month EURIBOR	3/04/19	EUR	6,980	(93,928)
2-Year Interest Rate Swap	Citibank N.A.	Put	3.00%	Receive	3-Month LIBOR	3/11/19	USD	18,800	(24,871)
2-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	2.60%	Receive	3-Month LIBOR	3/21/19	USD	15,400	(40,387)
2-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.75%	Receive	3-Month LIBOR	3/28/19	USD	8,470	(17,955)
2-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.35%	Receive	3-Month LIBOR	4/08/19	USD	7,530	(30,404)
2-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.60%	Receive	3-Month LIBOR	4/12/19	USD	13,400	(37,635)

BLACKROCK CORE BOND TRUST	MAY 31, 2017	35

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (concluded)

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
2-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.65%	Receive	3-Month LIBOR	5/06/19	USD	28,440	$(79,916)
15-Year Interest Rate Swap	Barclays Bank PLC	Put	2.10%	Receive	6-Month LIBOR	5/15/20	JPY	250,000	(9,074)
10-Year Interest Rate Swap	Bank of America N.A.	Put	5.50%	Receive	3-Month LIBOR	2/01/21	USD	10,000	(34,471)
10-Year Interest Rate Swap	Citibank N.A.	Put	5.50%	Receive	3-Month LIBOR	2/01/21	USD	10,950	(37,745)
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	3.25%	Receive	3-Month LIBOR	5/03/22	USD	10,130	(180,958)
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	3.25%	Receive	3-Month LIBOR	5/03/22	USD	9,870	(176,313)
Total									$(3,167,834)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
EUR Currency	Call	Deutsche Bank AG	6/22/17	JPY	130.00	EUR	10,535	$(3,396)
AUD Currency	Call	Citibank N.A.	6/23/17	CAD	1.05	AUD	23,440	(470)
AUD Currency	Call	HSBC Bank PLC	6/29/17	NZD	1.11	AUD	10,510	(102)
GBP Currency	Call	Credit Suisse International	7/03/17	CAD	1.82	GBP	6,075	(6,575)
EUR Currency	Put	Barclays Bank PLC	6/01/17	AUD	1.43	EUR	28,770	—
EUR Currency	Put	UBS AG	6/14/17	NZD	1.55	EUR	28,590	(29,933)
GBP Currency	Put	Citibank N.A.	6/15/17	NOK	10.10	GBP	9,355	(72)
NOK Currency	Put	Deutsche Bank AG	6/29/17	SEK	1.02	NOK	265,975	(93,020)
AUD Currency	Put	Morgan Stanley & Co. International PLC	7/25/17	CAD	1.00	AUD	15,625	(100,730)
CAD Currency	Put	JPMorgan Chase Bank N.A.	8/24/17	NOK	6.00	CAD	15,980	(35,122)
Total								$(269,420)

Centrally Cleared Credit Default Swaps - Buy Protection

Issuer/Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
Markit iTraxx XO, Series 27, Version 1	5.00%	6/20/22	EUR	80	$(2,421)

Centrally Cleared Credit Default Swaps - Sell Protection

Issuer/Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Chesapeake Energy Corp.	5.00%	12/20/21	CCC	USD	270	$3,159

[1] Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the indes, as applicable.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

36	BLACKROCK CORE BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date		Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.08%[1]	3-Month LIBOR	6/14/17	[3]	7/26/17	USD	640,700	$27,221
1.08%[1]	3-Month LIBOR	6/14/17	[3]	7/26/17	USD	320,350	11,279
0.77%[1]	3-Month LIBOR	N/A		2/05/18	USD	107,000	398,841
1.62%[2]	3-Month LIBOR	7/06/17	[3]	3/31/19	USD	30,160	58,858
1.67%[2]	3-Month LIBOR	7/06/17	[3]	3/31/19	USD	9,110	25,233
1.67%[2]	3-Month LIBOR	7/06/17	[3]	3/31/19	USD	9,100	25,827
1.68%[2]	3-Month LIBOR	7/06/17	[3]	3/31/19	USD	16,950	50,915
1.79%[2]	3-Month LIBOR	7/06/17	[3]	3/31/19	USD	26,920	132,257
1.65%[1]	3-Month LIBOR	11/21/17	[3]	11/21/19	USD	19,500	(5,984)
1.87%[1]	3-Month LIBOR	1/19/18	[3]	1/19/20	USD	2,600	(9,778)
2.17%[1]	3-Month LIBOR	3/13/18	[3]	3/13/20	USD	5,000	(44,325)
2.13%[1]	3-Month LIBOR	3/17/18	[3]	3/17/20	USD	6,790	(53,583)
1.75%[1]	3-Month LIBOR	5/21/18	[3]	5/21/20	USD	10,950	3,610
1.68%[1]	3-Month LIBOR	7/06/17	[3]	8/31/21	USD	26,160	(123,302)
1.95%[2]	3-Month LIBOR	7/06/17	[3]	8/31/21	USD	7,690	55,387
0.41%[2]	6-Month EURIBOR	4/03/18	[3]	4/03/23	EUR	3,200	9,978
2.28%[1]	3-Month LIBOR	6/30/17	[3]	2/15/24	USD	9,380	(185,951)
1.97%[2]	3-Month LIBOR	10/27/21	[3]	10/27/26	USD	1,870	(38,135)
2.07%[2]	3-Month LIBOR	10/29/21	[3]	10/29/26	USD	6,160	(98,561)
2.23%[1]	3-Month LIBOR	6/30/17	[3]	11/15/26	USD	3,145	(28,684)
2.32%[1]	3-Month LIBOR	6/30/17	[3]	11/15/26	USD	3,145	(54,127)
2.35%[1]	3-Month LIBOR	6/30/17	[3]	11/15/26	USD	3,320	(65,432)
2.37%[1]	3-Month LIBOR	6/30/17	[3]	11/15/26	USD	3,330	(72,549)
2.95%[2]	3-Month LIBOR	12/21/21	[3]	12/21/26	USD	4,100	89,592
2.75%[2]	3-Month LIBOR	1/05/22	[3]	1/05/27	USD	6,930	90,647
2.29%[1]	3-Month LIBOR	9/29/17	[3]	2/15/27	USD	4,048	(46,604)
3.02%[2]	3-Month LIBOR	3/14/22	[3]	3/14/27	USD	5,220	126,191
2.74%[2]	3-Month LIBOR	4/06/22	[3]	4/06/27	USD	2,070	24,081
2.32%[2]	3-Month LIBOR	N/A		5/03/27	USD	1,380	22,937
2.90%[1]	3-Month LIBOR	1/27/27		1/27/37	USD	730	(12,008)
3.07%[1]	3-Month LIBOR	3/22/27	[33]	3/20/37	USD	1,000	(29,103)
2.59%[2]	3-Month LIBOR	6/30/17	[3]	8/15/43	USD	860	29,698
2.71%[1]	3-Month LIBOR	6/30/17	[3]	11/15/43	USD	1,400	(84,469)
2.83%[1]	3-Month LIBOR	6/30/17[3]		11/15/43	USD	2,560	(215,603)
Total							$14,354

[1] Fund pays the fixed rate and receives the floating rate.
[2] Fund pays the floating rate and receives the fixed rate.
[3] Forward swap.

OTC Credit Default Swaps - Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Depreciation
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD	1	$(1)	$1	$(2)
Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	USD	1	(2)	1	(3)
Total						$(3)	$2	$(5)

BLACKROCK CORE BOND TRUST	MAY 31, 2017	37

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

OTC Credit Default Swaps - Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Hellenic Telecommunications Organization SA	5.00%	Barclays Bank PLC	12/20/21	B+	EUR	20	$3,220	$1,229	$1,991
GFKL Financial Services AG	5.00%	Credit Suisse International	6/20/22	B-	EUR	8	(467)	(492)	25
International Game Technology	5.00%	Credit Suisse International	6/20/22	BB+	EUR	10	1,265	1,041	224
International Game Technology	5.00%	JPMorgan Chase Bank N.A.	6/20/22	BB+	EUR	10	1,277	1,079	198
Markit CMBX North America, Series 8	3.00%	Barclays Bank PLC	10/17/57	NR	USD	5,000	(735,961)	(523,457)	(212,504)
Markit CMBX North America, Series 8	3.00%	Credit Suisse International	10/17/57	NR	USD	2,500	(367,981)	(258,620)	(109,361)
Markit CMBX North America, Series 8	3.00%	Morgan Stanley & Co. International PLC	10/17/57	NR	USD	5,550	(816,454)	(765,337)	(51,117)
Markit CMBX North America, Series 9	3.00%	Credit Suisse International	9/17/58	NR	USD	5,000	(535,510)	(558,759)	23,249
Markit CMBX North America, Series 9	3.00%	Credit Suisse International	9/17/58	NR	USD	5,000	(535,511)	(558,759)	23,248
Markit CMBX North America, Series 9	3.00%	Credit Suisse International	9/17/58	NR	USD	5,000	(535,511)	(552,656)	17,145
Markit CMBX North America, Series 9	3.00%	Credit Suisse International	9/17/58	NR	USD	5,000	(535,511)	(558,706)	23,195
Markit CMBX North America, Series 9	3.00%	Morgan Stanley & Co. International PLC	9/17/58	NR	USD	9,450	(1,012,115)	(1,203,985)	191,870
Total							$(5,069,259)	$(4,977,422)	$(91,837)

[1]	Using S&P’s rating of the issuer or the underlying securities of the indes, as applicable.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

38	BLACKROCK CORE BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$72,344,145	$16,519,017	$88,863,162
Corporate Bonds	$420,664	532,125,542	7,065,657	539,611,863
Floating Rate Loan Interests	—	13,002,110	231,298	13,233,408
Foreign Agency Obligations	—	21,501,921	—	21,501,921
Municipal Bonds	—	24,247,516	—	24,247,516
Non-Agency Mortgage-Backed Securities	—	88,837,893	—	88,837,893
Preferred Securities	9,628,007	91,946,357	—	101,574,364
U.S. Government Sponsored Agency Securities	—	86,823,389	2	86,823,391
U.S. Treasury Obligations	—	114,166,073	—	114,166,073
Short-Term Securities:
Money Market Funds	20,430,978	—	—	20,430,978

BLACKROCK CORE BOND TRUST	MAY 31, 2017	39

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

	Level 1	Level 2	Level 3	Total
Assets: (concluded)
Investments:
Options Purchased:
Interest rate contracts[1]	$1,250	$2,905,804	—	$2,907,054
Foreign currency exchange contracts	—	778,660	—	778,660

Total	$30,480,899	$1,048,679,410	$23,815,974	$1,102,976,283

Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$284,304	—	$284,304
Foreign currency exhange contracts	—	1,989,127	—	1,989,127
Interest rate contracts	$446,044	1,182,552	—	1,628,596
Liabilities:
Credit contracts	—	(375,408)	—	(375,408)
Foreign currency exhange contracts	—	(2,342,632)	—	(2,342,632)
Interest rate contracts	(765,294)	(4,336,032)	—	(5,101,326)

Total	$(319,250)	$(3,598,089)	—	$(3,917,339)

[1]	Includes forward settling swaption.
[2]

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreemtents of $314,943,794 are categorized as level 2 within the disclosure hierarchy.

During the period ended May 31, 2017, there were no transfers between Level 1 and Level 2.

40	BLACKROCK CORE BOND TRUST	MAY 31, 2017

Schedule of Investments (concluded)	BlackRock Core Bond Trust (BHK)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening balance, as of August 31, 2016	$6,235,302	$7,833,603	$425,295	—	$2	$14,494,202
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	(1,500,780)	—	(176,542)	—	—	(1,677,322)
Accrued discounts/premiums	(133,013)	—	3,043	—	—	(129,970)
Net realized gain (loss)	(83,949)	—	4,508	$4	—	(79,437)
Net change in unrealized appreciation (depreciation)[1]	310,867	(515,732)	6,433	—	—	(198,432)
Purchases	14,745,590	—	39,600	—	—	14,785,190
Sales	(3,055,000)	(252,214)	(71,039)	(4)	—	(3,378,257)

Closing Balance, as of May 31, 2017	$16,519,017	$7,065,657	$231,298	—	$2	$23,815,974

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2017[1]	$372,981	$(515,732)	$6,433	—	—	$(136,318)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2017 is generally due to derivative financial investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK CORE BOND TRUST	MAY 31, 2017	41

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

              Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: July 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: July 24, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Core Bond Trust

Date: July 24, 2017